Quarterly Holdings Report
for
Fidelity® Tax-Free Bond Fund
April 30, 2026
SFB-NPRT1-0626
1.800354.122
Municipal Securities - 95.8%
	Principal Amount (a)	Value ($)
Alabama - 8.1%
Education - 0.5%
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.25% 10/1/2035	1,010,000	1,084,137
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.5% 10/1/2040	1,400,000	1,484,344
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2033	270,000	267,390
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2035	880,000	857,488
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2037	1,180,000	1,128,572
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2038	225,000	212,909
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2039	1,605,000	1,497,799
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2041	3,845,000	3,493,458
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2044	2,265,000	2,013,137
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2049	530,000	441,370
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2024 C, 5.5% 10/1/2049	790,000	805,513
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2024 C, 5.5% 10/1/2054	1,115,000	1,127,885
University AL Gen Rev 5% 7/1/2031	2,755,000	2,944,735
TOTAL EDUCATION		17,358,737
Electric Utilities - 0.0%
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) 3.78% tender 6/1/2034 (b)	1,615,000	1,616,465
General Obligations - 7.6%
Black Belt Energy Gas District 5% 7/1/2033 (Goldman Sachs Group Inc/The Guaranteed)	5,495,000	5,771,650
Black Belt Energy Gas District 5% tender 12/1/2055 (BP PLC Guaranteed) (b)	21,775,000	23,101,402
Black Belt Energy Gas District Series 2024A, 5.25% tender 5/1/2055 (Athene Annuity and Life Co Guaranteed) (b)	4,925,000	5,109,546
Black Belt Energy Gas District Series 2025 B, 5% 10/1/2035 (Forethought Life Insurance Co Guaranteed)	9,735,000	9,761,411
Black Belt Energy Gas District Series 2026 A, 5% 12/1/2034 (PNC Financial Services Group Inc/The Guaranteed)	35,510,000	37,266,009
Black Belt Energy Gas District Series 2026 I, 5% 10/1/2033 (Bank of Montreal/Chicago IL Guaranteed) (d)	30,840,000	32,884,615
Black Belt Energy Gas District Series 2026B, 5% 12/1/2034 (Canadian Imperial Bank of Commerce/New York NY Guaranteed)	9,170,000	9,868,822
Energy Southeast Ala Coop Dist Energy Supply Rev Series 2025A, 5% 11/1/2035 (Goldman Sachs Group Inc/The Guaranteed)	2,520,000	2,646,099
Lower Ala Gas Dist Gas Proj Rev Series 2025 A, 5% 12/1/2033 (Equitable Financial Life Global Funding Guaranteed)	19,590,000	20,481,018
Southeast Energy Auth Commodity Supply Rev Ala 4% 6/1/2029 (Morgan Stanley Guaranteed)	1,260,000	1,275,677
Southeast Energy Auth Commodity Supply Rev Ala 4% 6/1/2030 (Morgan Stanley Guaranteed)	955,000	962,209
Southeast Energy Auth Commodity Supply Rev Ala 4% 6/1/2031 (Morgan Stanley Guaranteed)	825,000	826,938
Southeast Energy Auth Commodity Supply Rev Ala 4% tender 12/1/2051 (Morgan Stanley Guaranteed) (b)	20,155,000	20,256,833
Southeast Energy Authority A Cooperative District 5% tender 5/1/2055 (Royal Bank of Canada Guaranteed) (b)	8,130,000	8,650,894
Southeast Energy Authority A Cooperative District 5.25% tender 3/1/2055 (Athene Annuity and Life Co Guaranteed) (b)	15,545,000	16,081,570
Southeast Energy Authority A Cooperative District Series 2024C, 5% tender 10/1/2055 (Pacific Life Insurance Co Guaranteed) (b)	23,920,000	25,388,444
Southeast Energy Authority A Cooperative District Series 2025A, 5% tender 1/1/2056 (Athene Annuity and Life Co Guaranteed) (b)	7,095,000	7,264,524
Southeast Energy Authority A Cooperative District Series 2025D, 5% 9/1/2035 (New York Life Insurance Co Guaranteed)	10,930,000	11,769,626
Southeast Energy Authority A Cooperative District Series 2025E, 5% 10/1/2030 (JPMorgan Securities LLC Guaranteed)	46,765,000	49,977,699
TOTAL GENERAL OBLIGATIONS		289,344,986
Water & Sewer - 0.0%
Jefferson Cnty AL Swr Rev 5% 10/1/2029	1,555,000	1,658,415
TOTAL ALABAMA		309,978,603
Alaska - 0.0%
General Obligations - 0.0%
Alaska St Gen. Oblig. Series 2025 A, 5% 8/1/2033	1,000,000	1,137,416
Arizona - 3.2%
Education - 0.3%
Arizona Brd Regents Ctfs Partn (University AZ Univ Revs Proj.) Series 2018B, 5% 6/1/2030	1,390,000	1,454,374
Arizona St Univ Revs Series 2021 C, 5% 7/1/2032	1,150,000	1,271,275
Arizona St Univ Revs Series 2021 C, 5% 7/1/2034	1,180,000	1,298,296
Arizona St Univ Revs Series 2021 C, 5% 7/1/2035	945,000	1,035,880
Phoenix AZ Indl Dev Auth Student Hsg Rev (Downtown Phoenix Stud Hsg II LLC Proj.) 5% 7/1/2049	1,060,000	1,022,719
Phoenix AZ Indl Dev Auth Student Hsg Rev (Downtown Phoenix Stud Hsg II LLC Proj.) 5% 7/1/2054	3,335,000	3,147,665
Student & Academic Services LLC (Northern AZ Univ Revs Proj.) Series 2024, 5% 6/1/2042 (Build America Mutual Assurance Co Insured)	1,950,000	2,112,529
TOTAL EDUCATION		11,342,738
Electric Utilities - 1.4%
Salt River Proj AZ Agric & Pwr 5.25% 1/1/2055	8,590,000	9,103,162
Salt River Proj AZ Agric & Pwr Series 2023B, 5.25% 1/1/2053	41,490,000	43,734,324
TOTAL ELECTRIC UTILITIES		52,837,486
General Obligations - 0.5%
Industrial Development Authority of the City of Phoenix Arizona/The (Guam Govt Proj.) Series 2014, 5.375% 2/1/2041	2,445,000	2,303,894
Industrial Development Authority of the City of Phoenix Arizona/The Series 2014, 5.125% 2/1/2034 (Guam Govt Guaranteed)	1,710,000	1,663,667
Pima Cnty AZ Unified Sch Dist No 1 Tucson Series 2024 A, 5% 7/1/2032 (Assured Guaranty Inc Insured)	1,300,000	1,459,802
Pima Cnty AZ Unified Sch Dist No 1 Tucson Series 2024 A, 5% 7/1/2037 (Assured Guaranty Inc Insured)	1,300,000	1,451,233
Pima Cnty AZ Unified Sch Dist No 1 Tucson Series 2024 A, 5% 7/1/2041 (Assured Guaranty Inc Insured)	1,850,000	2,025,864
Pima Cnty AZ Unified Sch Dist No 1 Tucson Series 2024 A, 5% 7/1/2043 (Assured Guaranty Inc Insured)	1,205,000	1,304,520
Queen Creek AZ Cops Series 2026, 5% 10/1/2044	1,500,000	1,625,190
Queen Creek AZ Cops Series 2026, 5% 10/1/2051	4,090,000	4,236,549
Scottsdale AZ Uni Sch Dist #48 5% 7/1/2031	755,000	775,281
TOTAL GENERAL OBLIGATIONS		16,846,000
Health Care - 0.5%
Arizona Health Facs Auth Rev (Banner Health System Proj.) Series 2007B, S&P Muni 7 Day High Grade Rate Index + 0.81%, 3.31% tender 1/1/2037 (b)(e)	900,000	887,073
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) 4% 2/1/2038	1,415,000	1,399,193
Arizona Industrial Development Authority (Childrens National Med Ctr, DC Proj.) Series 2020A, 4% 9/1/2037	385,000	387,079
Arizona Industrial Development Authority (Childrens National Med Ctr, DC Proj.) Series 2020A, 4% 9/1/2038	420,000	421,816
Arizona Industrial Development Authority (Childrens National Med Ctr, DC Proj.) Series 2020A, 4% 9/1/2039	380,000	380,854
Arizona Industrial Development Authority (Childrens National Med Ctr, DC Proj.) Series 2020A, 4% 9/1/2040	410,000	403,126
Arizona Industrial Development Authority (Childrens National Med Ctr, DC Proj.) Series 2020A, 4% 9/1/2046	1,000,000	891,978
Arizona Industrial Development Authority (Childrens National Med Ctr, DC Proj.) Series 2020A, 5% 9/1/2031	185,000	197,844
Arizona Industrial Development Authority (Childrens National Med Ctr, DC Proj.) Series 2020A, 5% 9/1/2032	285,000	303,746
Arizona Industrial Development Authority (Childrens National Med Ctr, DC Proj.) Series 2020A, 5% 9/1/2033	390,000	414,277
Arizona Industrial Development Authority (Childrens National Med Ctr, DC Proj.) Series 2020A, 5% 9/1/2034	330,000	349,809
Glendale Ariz Indl Dev Auth Rev (Humangood National Obligated Grp Proj.) Series 2018 A, 5% 7/1/2038	145,000	145,405
Glendale Ariz Indl Dev Auth Rev (Humangood National Obligated Grp Proj.) Series 2018 A, 5% 7/1/2048	190,000	176,377
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) 5% 1/1/2031 (d)	3,690,000	3,963,137
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) 5% 1/1/2038 (d)	3,335,000	3,738,595
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2017 D, 3% 1/1/2048	4,000,000	3,015,758
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2019 E, 3% 1/1/2049	2,375,000	1,760,177
TOTAL HEALTH CARE		18,836,244
Special Tax - 0.1%
Phoenix Ariz Civic Impt Corp Distr Rev 5.5% 7/1/2038 (National Public Finance Guarantee Corporation Insured) (f)	4,720,000	5,682,843
Transportation - 0.4%
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) Series 2019 A, 5% 7/1/2030	1,040,000	1,107,296
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) Series 2019 A, 5% 7/1/2032	335,000	355,213
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) Series 2019 A, 5% 7/1/2036	560,000	588,420
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) Series 2019 A, 5% 7/1/2037	490,000	513,725
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) Series 2019 A, 5% 7/1/2038	785,000	821,065
Phoenix AZ Cvc Imp Crp Apr Rev 5% 7/1/2030	2,475,000	2,544,619
Phoenix AZ Cvc Imp Crp Apr Rev Series 2019 A, 5% 7/1/2044	5,300,000	5,485,949
Phoenix AZ Cvc Imp Crp Apr Rev Series B, 5% 7/1/2034	1,890,000	1,936,713
Phoenix AZ Cvc Imp Crp Apr Rev Series B, 5% 7/1/2035	1,890,000	1,934,713
TOTAL TRANSPORTATION		15,287,713
TOTAL ARIZONA		120,833,024
Arkansas - 0.4%
General Obligations - 0.4%
Bentonville Ark Sch Dist No 006 2% 6/1/2040	1,805,000	1,304,341
Gravette School District No 20 2.25% 2/1/2040	440,000	343,582
Gravette School District No 20 2.375% 2/1/2042	465,000	349,546
Jonesboro AR Sch Dist No 1 2% 2/1/2043	2,435,000	1,708,322
Little Rock AR School Dist Series A, 3% 2/1/2045	6,435,000	5,219,838
Magnolia Ark Sch Dist No 14 2.125% 2/1/2047	2,850,000	1,736,990
Nettleton Ark Spl Sch Dist Craighead Cnty 2.125% 12/1/2040	285,000	207,109
Nettleton Ark Spl Sch Dist Craighead Cnty 2.125% 6/1/2041	845,000	589,717
Osceola Ark Sch Dist No 001 2.2% 11/1/2044	1,455,000	967,134
Valley View Sch Dist No 58 Ark 2% 2/1/2038	935,000	732,838
TOTAL GENERAL OBLIGATIONS		13,159,417
Health Care - 0.0%
Arkansas St Dev Fin Auth Hosp Rev (Washington Regl Med Center Proj.) Series 2024, 5% 2/1/2035	405,000	414,446
Water & Sewer - 0.0%
Central Ark Wtr Rev Series 2020B, 2.125% 10/1/2039	1,185,000	914,617
Central Ark Wtr Rev Series 2020B, 2.125% 10/1/2041	1,235,000	911,093
TOTAL WATER & SEWER		1,825,710
TOTAL ARKANSAS		15,399,573
California - 4.6%
Education - 0.4%
CA Mun Fin Auth Student Hsg Rev (Chf Uc Davis Proj.) Series 2018, 5% 5/15/2035	2,020,000	2,091,695
CA Mun Fin Auth Student Hsg Rev (Chf Uc Davis Proj.) Series 2018, 5% 5/15/2038	2,830,000	2,913,886
California Stwd Cmnty Dev Auth Student Hsg Rev (Chf Irvine LLC Proj.) Series 2016, 5% 5/15/2026	945,000	945,655
California Stwd Cmnty Dev Auth Student Hsg Rev (Chf Irvine LLC Proj.) Series 2016, 5% 5/15/2027	945,000	946,371
California Stwd Cmnty Dev Auth Student Hsg Rev (Chf Irvine LLC Proj.) Series 2016, 5% 5/15/2028	945,000	946,392
California Stwd Cmnty Dev Auth Student Hsg Rev (Chf Irvine LLC Proj.) Series 2016, 5% 5/15/2032	1,180,000	1,181,513
California Stwd Cmnty Dev Auth Student Hsg Rev (Chf Irvine LLC Proj.) Series 2016, 5% 5/15/2033	1,415,000	1,416,704
California Stwd Cmnty Dev Auth Student Hsg Rev (Chf Irvine LLC Proj.) Series 2016, 5% 5/15/2040	945,000	945,700
University CA Revs 3% 5/15/2051	4,325,000	3,221,563
University CA Revs 5% 5/15/2036	1,520,000	1,550,792
TOTAL EDUCATION		16,160,271
General Obligations - 3.8%
California Community Choice Financing Authority Series 2024C, 5% tender 8/1/2055 (American General Life Insurance Co Guaranteed) (b)	5,140,000	5,359,938
California Community Choice Financing Authority Series 2025A, 5% tender 1/1/2056 (Athene Annuity and Life Co Guaranteed) (b)	7,675,000	7,885,720
California Community Choice Financing Authority Series 2025C, 5% tender 12/1/2055 (American General Life Insurance Co Guaranteed) (b)	12,620,000	13,223,721
California Community Choice Financing Authority Series 2025D, 5% tender 10/1/2055 (Forethought Life Insurance Co Guaranteed) (b)	19,225,000	19,440,966
California Community Choice Financing Authority Series 2026D, 5% 2/1/2031 (Canadian Imperial Bank of Commerce/New York NY Guaranteed)	19,810,000	21,052,372
California St Pub Wks Brd Lse 5% 8/1/2032	2,190,000	2,431,501
Central Valley Energy Authority Series 2025, 5% tender 12/1/2055 (Pacific Life Insurance Co Guaranteed) (b)	19,065,000	20,339,108
Los Angeles CA Uni Sch Dist Cp (Los Angeles Unified School District/CA Proj.) 5% 10/1/2032	3,330,000	3,809,040
Mt Diablo CA Unified Sch Dist 4% 8/1/2029	1,800,000	1,887,390
Mt Diablo CA Unified Sch Dist 4% 8/1/2033	1,425,000	1,514,765
Poway CA Unified Sch Dist 0% 8/1/2032 (g)	1,225,000	1,021,480
Poway CA Unified Sch Dist 0% 8/1/2033 (g)	4,105,000	3,302,452
Poway CA Unified Sch Dist 0% 8/1/2037 (g)	7,555,000	5,165,594
Poway CA Unified Sch Dist 0% 8/1/2038 (g)	8,400,000	5,492,341
Poway CA Unified Sch Dist 0% 8/1/2039 (g)	6,815,000	4,244,923
Poway CA Unified Sch Dist 0% 8/1/2041 (g)	4,625,000	2,608,428
Poway CA Unified Sch Dist 0% 8/1/2051 (g)	1,355,000	422,156
San Diego CA Comm Coll Dist 0% 8/1/2035 (g)	2,830,000	2,103,617
San Diego CA Uni Sch Dist 0% 7/1/2034 (g)	1,225,000	948,661
San Diego CA Uni Sch Dist 0% 7/1/2037 (g)	4,820,000	3,289,230
San Diego CA Uni Sch Dist 0% 7/1/2047 (f)	2,455,000	2,082,547
San Joaquin Valley Clean Energy Authority 5.5% tender 1/1/2056 (Goldman Sachs Group Inc/The Guaranteed) (b)	5,330,000	5,867,730
San Marcos Unified School District 0% 8/1/2047 (g)	1,915,000	725,634
State of California Gen. Oblig. 5% 3/1/2037	6,015,000	6,894,401
State of California Gen. Oblig. 5.25% 12/1/2033	35,000	35,070
State of California Gen. Oblig. 5.5% 4/1/2030	5,000	5,012
TOTAL GENERAL OBLIGATIONS		141,153,797
Housing - 0.2%
California Hsg Fin Agy Mun Ctfs (Lihtc 2021-1 CA Proj.) Series 1 Class A, 3.5% 11/20/2035	2,260,214	2,246,545
California Hsg Fin Agy Mun Ctfs (Lihtc 2023-1 CA Proj.) Series 1 Class A, 4.375% 9/20/2036	5,604,295	5,663,683
TOTAL HOUSING		7,910,228
Other - 0.0%
California Infrastructure & Economic Development Bank (Los Angeles County Museum Of Art Proj.) 1.2% tender 12/1/2050 (b)	1,000,000	950,240
Tobacco Bonds - 0.2%
Golden State Tobacco Securitization Corp. Tobacco Settlement Series 2021 B 2, 0% 6/1/2066 (g)	44,735,000	4,400,220
Tobacco Securitization South CA Tobacco Settlement Rev 5% 6/1/2027	945,000	968,289
Tobacco Securitization South CA Tobacco Settlement Rev 5% 6/1/2028	1,425,000	1,490,756
Tobacco Securitization South CA Tobacco Settlement Rev 5% 6/1/2029	945,000	1,006,974
TOTAL TOBACCO BONDS		7,866,239
Transportation - 0.0%
Alameda Corridor CA Tran Auth Rev Series 2024A, 0% 10/1/2052 (Assured Guaranty Inc Insured) (g)	485,000	137,586
Alameda Corridor CA Tran Auth Rev Series 2024A, 0% 10/1/2053 (Assured Guaranty Inc Insured) (g)	1,665,000	447,699
TOTAL TRANSPORTATION		585,285
TOTAL CALIFORNIA		174,626,060
Colorado - 1.3%
Electric Utilities - 0.0%
Arkansas River Pwr Auth Colo Pwr Rev 5% 10/1/2038	1,370,000	1,398,734
General Obligations - 1.1%
Adams & Arapaho Sch Dist 28j Series 2025, 5.5% 12/1/2036	2,540,000	3,046,005
Adams & Arapaho Sch Dist 28j Series 2025, 5.5% 12/1/2041	2,465,000	2,864,887
Adams & Arapaho Sch Dist 28j Series 2025, 5.5% 12/1/2042	1,465,000	1,690,834
Adams & Arapaho Sch Dist 28j Series 2025, 5.5% 12/1/2044	1,565,000	1,775,554
Adams & Arapaho Sch Dist 28j Series 2025, 5.5% 12/1/2047	1,920,000	2,120,842
Cherry Creek CO Sch Dist No 5 Series 2026, 5.25% 12/15/2045	4,800,000	5,389,880
Cherry Creek CO Sch Dist No 5 Series 2026, 5.25% 12/15/2046	2,730,000	3,035,337
Cherry Creek CO Sch Dist No 5 Series 2026, 5.25% 12/15/2047	2,875,000	3,166,507
Cherry Creek CO Sch Dist No 5 Series 2026, 5.25% 12/15/2048	3,465,000	3,795,484
Denver CO Cty & Cnty Sch Dis 1 5.5% 12/1/2049	8,355,000	9,149,244
Ebert Met Dist CO 4% 12/1/2048 (Build America Mutual Assurance Co Insured)	655,000	596,083
TOTAL GENERAL OBLIGATIONS		36,630,657
Health Care - 0.2%
Colorado Health Facilities Authority (Advent Health Proj.) Series 2021 A, 3% 11/15/2051	2,600,000	1,855,472
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 2, 3.25% 8/1/2049	2,970,000	2,322,898
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 2, 4% 8/1/2049	4,390,000	3,772,542
TOTAL HEALTH CARE		7,950,912
Housing - 0.0%
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2019 H, 4.25% 11/1/2049	335,000	338,239
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2021 E, 3% 11/1/2051	685,000	677,417
TOTAL HOUSING		1,015,656
Special Tax - 0.0%
Independence Metropolitan District No 3 Series 2024 A, 5.375% 12/1/2054	781,000	777,508
TOTAL COLORADO		47,773,467
Connecticut - 2.0%
Education - 0.5%
Connecticut St Health & Edl Facs Auth Revenue (Connecticut College, CT Proj.) Series M, 4% 7/1/2052	1,680,000	1,446,303
Connecticut St Health & Edl Facs Auth Revenue (Sacred Heart University, CT Proj.) Series K, 5% 7/1/2037	945,000	997,875
Connecticut St Health & Edl Facs Auth Revenue (Sacred Heart University, CT Proj.) Series K, 5% 7/1/2038	1,415,000	1,489,082
Connecticut St Health & Edl Facs Auth Revenue (Sacred Heart University, CT Proj.) Series K, 5% 7/1/2039	1,465,000	1,536,640
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 4% 7/1/2039	1,165,000	1,036,787
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 4% 7/1/2049	1,395,000	1,087,505
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 5% 7/1/2032	520,000	526,127
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 5% 7/1/2033	470,000	473,955
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 5% 7/1/2034	235,000	236,647
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2034	990,000	1,009,450
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2035	1,135,000	1,156,498
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2036	380,000	386,807
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2037	1,470,000	1,494,711
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2042	3,570,000	3,612,667
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2031	1,415,000	1,446,293
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2035	1,210,000	1,226,844
TOTAL EDUCATION		19,164,191
General Obligations - 0.3%
Connecticut St Gen. Oblig. 3% 6/1/2040	1,000,000	887,999
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2035	1,000,000	967,032
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2037	1,370,000	1,286,045
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2039	960,000	873,933
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2040	1,230,000	1,104,193
Connecticut St Gen. Oblig. Series 2025A, 5% 3/15/2041	3,000,000	3,330,141
Connecticut St Series 2024 G, 3% 11/15/2042	695,000	615,419
Connecticut St Series 2024 G, 3% 11/15/2043	435,000	378,104
New Haven CT Gen. Oblig. Series 2024, 5% 8/1/2029 (Assured Guaranty Inc Insured)	3,885,000	4,152,682
TOTAL GENERAL OBLIGATIONS		13,595,548
Health Care - 0.5%
Connecticut St Health & Edl Facs Auth Revenue (Bristol Hospital, CT Proj.) Series 2019A, 5% 7/1/2034 (c)(h)	1,325,000	728,750
Connecticut St Health & Edl Facs Auth Revenue (Bristol Hospital, CT Proj.) Series 2019A, 5% 7/1/2049 (c)(h)	1,925,000	1,058,750
Connecticut St Health & Edl Facs Auth Revenue (Griffin Hospital, CT Proj.) 5% 7/1/2050 (c)	1,100,000	1,012,088
Connecticut St Health & Edl Facs Auth Revenue (Griffin Hospital, CT Proj.) Series G1, 5% 7/1/2044 (c)	1,295,000	1,260,395
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 4% 7/1/2039	2,830,000	2,806,373
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 4% 7/1/2045	3,985,000	3,756,377
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 4% 7/1/2037	3,305,000	3,295,297
Connecticut State Health & Educational Facilities Authority (Stamford Hospital, CT Proj.) 4% 7/1/2046	4,215,000	3,917,010
TOTAL HEALTH CARE		17,835,040
Housing - 0.0%
Conn St Hsg Fin Auth (CT Hsg Mortgage Proj.) Series 2019 B 1, 4% 5/15/2049	555,000	561,779
Special Tax - 0.7%
Connecticut St Gen. Oblig. 3% 1/15/2040	2,625,000	2,345,375
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2037	7,360,000	8,329,639
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2043	6,420,000	7,020,348
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2044	2,970,000	3,221,663
Harbor Point Infrastructure Impt Dist Conn Spl Oblig Rev Series 2017, 5% 4/1/2030 (c)	1,305,000	1,317,251
Harbor Point Infrastructure Impt Dist Conn Spl Oblig Rev Series 2017, 5% 4/1/2039 (c)	2,950,000	2,974,525
TOTAL SPECIAL TAX		25,208,801
TOTAL CONNECTICUT		76,365,359
District Of Columbia - 0.2%
General Obligations - 0.2%
District Columbia Gen. Oblig. Series 2024A, 5% 8/1/2042	4,565,000	5,031,821
District Columbia Gen. Oblig. Series 2024A, 5% 8/1/2043	3,665,000	4,015,059
TOTAL DISTRICT OF COLUMBIA		9,046,880
District Of Columbia,Maryland,Virginia - 0.5%
Special Tax - 0.5%
Washington DC Met Area Tran Auth Rev Series 2017B, 5% 7/1/2033	4,290,000	4,384,049
Washington Metropolitan Area Transit Authority 5% 7/15/2038	7,100,000	7,536,315
Washington Metropolitan Area Transit Authority Series 2024 A, 5% 7/15/2056	7,090,000	7,279,769
TOTAL DISTRICT OF COLUMBIA,MARYLAND,VIRGINIA		19,200,133
District Of Columbia,Virginia - 0.4%
Transportation - 0.4%
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 A, 5% 10/1/2033	1,180,000	1,237,047
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 A, 5% 10/1/2034	1,890,000	1,978,150
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 A, 5% 10/1/2036	1,890,000	1,969,935
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 B, 3% 10/1/2050 (Assured Guaranty Inc Insured)	4,210,000	3,018,920
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 B, 4% 10/1/2049	4,975,000	4,402,783
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2022 A, 3% 10/1/2053 (Assured Guaranty Inc Insured)	2,400,000	1,658,127
TOTAL DISTRICT OF COLUMBIA,VIRGINIA		14,264,962
Florida - 2.8%
Education - 0.3%
Cap Proj Fin Auth FL Student Hsg Rev (Capfa Capital Corp 2000 F Proj.) 5% 10/1/2029	1,650,000	1,726,027
Florida Atlantic University Finance Corp Series 2024, 5% 7/1/2043	1,600,000	1,717,825
Florida Atlantic University Finance Corp Series 2024, 5% 7/1/2049	2,205,000	2,279,203
Florida Dev Fin Corp Student Hsg Rev (The Henry Stud Hsg Proj.) Series 2024A 1, 5.25% 6/1/2054 (c)	2,000,000	1,945,803
Florida Dev Fin Corp Student Hsg Rev (The Henry Stud Hsg Proj.) Series 2024A 1, 5.25% 6/1/2059 (c)	1,900,000	1,827,270
Florida Higher Edl Facs Fing Auth Rev (FL Institute of Technology Proj.) Series 2019, 5% 10/1/2027	615,000	628,047
Florida Higher Edl Facs Fing Auth Rev (St Leo University Proj.) Series 2019, 5% 3/1/2049	4,530,000	3,279,140
TOTAL EDUCATION		13,403,315
Electric Utilities - 0.4%
Florida St Mun Pwr Agy Rev 5% 10/1/2028	380,000	401,023
Gainesville FL Utils Sys Rev Series A, 5% 10/1/2035	4,720,000	4,841,056
Orlando Fla Utils Commn Util Sys Rev Series 2024A, 5% 10/1/2038	1,500,000	1,690,733
Orlando Fla Utils Commn Util Sys Rev Series 2024B, 5% 10/1/2037	9,000,000	10,194,209
TOTAL ELECTRIC UTILITIES		17,127,021
General Obligations - 0.0%
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series A, 5% 7/1/2032	965,000	968,520
Miami-Dade Cnty FL Gen. Oblig. Series 2020, 2.25% 7/1/2038	1,000,000	803,777
TOTAL GENERAL OBLIGATIONS		1,772,297
Health Care - 1.0%
Brevard Cnty FL Health Fac (Health First Inc Proj.) Series 2023 A, 5% 4/1/2032	2,220,000	2,420,315
City of Tampa FL (H Lee Moffitt Cancer Ctr Proj.) 4% 7/1/2045	3,645,000	3,330,147
Collier Cnty FL Indl Dev Auth Health Care Facs Rev (Naples Community Hosp Inc, FL Proj.) Series 2024 A, 5% 10/1/2049 (Assured Guaranty Inc Insured)	1,380,000	1,412,169
Collier Cnty FL Indl Dev Auth Health Care Facs Rev (Naples Community Hosp Inc, FL Proj.) Series 2024 A, 5% 10/1/2054 (Assured Guaranty Inc Insured)	1,655,000	1,674,870
Collier Cnty FL Indl Dev Auth Health Care Facs Rev (Naples Community Hosp Inc, Fl Proj.) Series 2024 B 1, 5% tender 10/1/2054 (Assured Guaranty Inc Insured) (b)	530,000	560,323
Collier Cnty FL Indl Dev Auth Health Care Facs Rev (Naples Community Hosp Inc, Fl Proj.) Series 2024 B 2, 5% tender 10/1/2054 (Assured Guaranty Inc Insured) (b)	670,000	716,889
Escambia Cnty FL Hlth Fac Rev (Baptist Health Care Pensacola Proj.) Series 2020 A, 4% 8/15/2045	2,255,000	1,998,626
Florida Development Finance Corp (Tampa General Hospital, Fl Proj.) Series 2026B, 5% tender 8/1/2056 (b)	1,495,000	1,617,992
Jacksonville Fla Health Care Facs Rev (Baptist Medical Center, FL Proj.) 5% 8/15/2034	2,595,000	2,644,522
Lee County Industrial Development Authority/FL (Lee Mem Health Sys Fl Hosp Rev Proj.) Series 2026A 2, 5% tender 4/1/2065 (b)	4,534,000	4,999,394
Lee County Industrial Development Authority/FL (Lee Mem Health Sys Fl Hosp Rev Proj.) Series 2026A3, 5% tender 4/1/2065 (b)	2,909,000	3,250,084
Miami Beach FL Hlth Facs Auth Hosp Rev (MT Sinai Hospital Proj.) Series 2014, 5% 11/15/2039	1,445,000	1,446,653
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Baptist Health Sys of So FL Proj.) Series 2019, 4% 8/15/2049	3,205,000	2,813,405
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 5% 8/15/2029	1,395,000	1,433,762
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 5% 8/15/2035	665,000	680,113
Tallahassee FL Health Facs Rev (Tallahassee Mem Hlthcare FL Proj.) Series 2016A, 5% 12/1/2029	1,345,000	1,346,484
Tallahassee FL Health Facs Rev (Tallahassee Mem Hlthcare FL Proj.) Series 2016A, 5% 12/1/2036	1,040,000	1,040,678
TOTAL HEALTH CARE		33,386,426
Housing - 0.0%
Florida Hsg Fin Corp Rev (FL Homeownership Mortgage Proj.) Series 2019 1, 4% 7/1/2050	1,230,000	1,235,635
Other - 0.0%
Pinellas Cnty Fla Indl Dev Auth Indl Dev Rev (Patel Foundation For Global Understanding Proj.) Series 2019, 5% 7/1/2029	220,000	224,172
Pinellas Cnty Fla Indl Dev Auth Indl Dev Rev (Patel Foundation For Global Understanding Proj.) Series 2019, 5% 7/1/2039	400,000	404,152
TOTAL OTHER		628,324
Transportation - 1.1%
Florida St Dept Transn Tpk Rev Series 2021C, 3% 7/1/2046	1,000,000	779,047
Florida St Mid Bay Bridge Auth Series 2025, 5% 10/1/2040 (Assured Guaranty Inc Insured)	1,250,000	1,353,835
Lee Cnty FL Airport 5% 10/1/2033	1,895,000	2,145,455
Lee Cnty FL Airport 5% 10/1/2034	1,290,000	1,469,260
Lee Cnty FL Airport 5% 10/1/2035	900,000	1,031,263
Lee Cnty FL Airport 5% 10/1/2036	1,000,000	1,149,845
Miami-Dade Cnty FL Aviat Rev 4% 10/1/2035	1,510,000	1,525,562
Miami-Dade Cnty FL Aviat Rev 5% 10/1/2031	2,020,000	2,201,437
Miami-Dade Cnty FL Expwy Auth Toll Sys Rev 5% 7/1/2030	2,360,000	2,363,356
Miami-Dade Cnty FL Expwy Auth Toll Sys Rev 5% 7/1/2040	3,115,000	3,117,129
Miami-Dade Cnty FL Expwy Auth Toll Sys Rev Series 2014A, 5% 7/1/2027	945,000	947,920
Miami-Dade Cnty FL Expwy Auth Toll Sys Rev Series 2014A, 5% 7/1/2028	2,100,000	2,103,227
Miami-Dade Cnty FL Expwy Auth Toll Sys Rev Series 2014A, 5% 7/1/2029	955,000	956,422
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2021, 4% 7/1/2034 (Assured Guaranty Inc Insured) (Pre-refunded to 7/1/2031 at 100)	4,015,000	4,252,739
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2021, 4% 7/1/2035 (Assured Guaranty Inc Insured)	3,890,000	4,017,298
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2021, 4% 7/1/2037 (Assured Guaranty Inc Insured)	4,320,000	4,382,932
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2021, 4% 7/1/2038 (Assured Guaranty Inc Insured)	2,700,000	2,726,773
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2021, 4% 7/1/2039 (Assured Guaranty Inc Insured)	2,175,000	2,190,889
TOTAL TRANSPORTATION		38,714,389
TOTAL FLORIDA		106,267,407
Georgia - 3.8%
Education - 0.0%
Fulton Cnty GA Dev Auth Rev (University System of GA Proj.) 4% 6/15/2049	1,115,000	1,019,736
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 5% 4/1/2036	1,060,000	1,141,051
TOTAL EDUCATION		2,160,787
Electric Utilities - 1.2%
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series SECOND 2012, 3.3% tender 12/1/2049 (b)	3,105,000	3,119,824
Burke Cnty GA Dev Auth Pcr (Georgia Transmission Corp Proj.) Series 2012, 2.75% 1/1/2052 (b)	2,900,000	1,827,506
Burke Cnty GA Dev Auth Pcr (Oglethorpe Pwr Corp Proj.) Series 2013A, 3.6% tender 1/1/2040 (b)	5,370,000	5,447,721
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2049	5,760,000	5,102,536
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2030	390,000	411,508
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2032	885,000	930,735
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2034	1,815,000	1,901,739
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2035	875,000	914,874
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2036	1,075,000	1,121,297
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2037	1,055,000	1,097,357
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2038	1,085,000	1,126,211
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2044	2,825,000	2,884,871
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2035	1,090,000	1,222,272
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2040	1,375,000	1,493,682
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5.25% 1/1/2041 (Build America Mutual Assurance Co Insured)	565,000	625,227
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5.25% 1/1/2049	675,000	700,208
Monroe Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIRST 2008, 3.35% tender 11/1/2048 (b)	5,805,000	5,835,825
Monroe Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIRST 2012, 2.8% tender 6/1/2042 (b)	6,095,000	5,970,721
TOTAL ELECTRIC UTILITIES		41,734,114
General Obligations - 1.7%
Main Street Natural Gas Inc 5% tender 6/1/2055 (Toronto Dominion Bank Guaranteed) (b)	13,390,000	14,386,677
Main Street Natural Gas Inc Series 2023D, 5% tender 5/1/2054 (Citigroup Inc Guaranteed) (b)	19,695,000	20,778,224
Main Street Natural Gas Inc Series 2024 A 1, 5% 3/1/2029 (Royal Bank of Canada Guaranteed)	2,675,000	2,788,713
Main Street Natural Gas Inc Series 2024 A 1, 5% 3/1/2030 (Royal Bank of Canada Guaranteed)	2,940,000	3,094,154
Main Street Natural Gas Inc Series 2024 A 1, 5% 9/1/2029 (Royal Bank of Canada Guaranteed)	2,240,000	2,347,544
Main Street Natural Gas Inc Series 2024 A 1, 5% 9/1/2030 (Royal Bank of Canada Guaranteed)	2,350,000	2,486,072
Main Street Natural Gas Inc Series 2024 A 1, 5% tender 5/1/2054 (Royal Bank of Canada Guaranteed) (b)	6,450,000	6,909,137
Main Street Natural Gas Inc Series 2024B, 5% 3/1/2031 (Royal Bank of Canada Guaranteed)	1,830,000	1,945,938
Main Street Natural Gas Inc Series 2024B, 5% 9/1/2030 (Royal Bank of Canada Guaranteed)	1,000,000	1,057,903
Main Street Natural Gas Inc Series 2024B, 5% 9/1/2031 (Royal Bank of Canada Guaranteed)	850,000	907,863
Main Street Natural Gas Inc Series 2024D, 5% tender 4/1/2054 (Toronto Dominion Bank Guaranteed) (b)	3,980,000	4,234,425
TOTAL GENERAL OBLIGATIONS		60,936,650
Health Care - 0.4%
DeKalb GA Priv Hsp Auth Rev (Childrens Healthcare of Atlanta Proj.) Series 2019 B, 5% 7/1/2035	1,285,000	1,361,266
Fulton Cnty GA Dev Auth Rev (Childrens Healthcare of Atlanta Proj.) Series 2019 C, 5% 7/1/2038	1,160,000	1,219,315
Fulton Cnty GA Dev Auth Rev (Piedmont Hosp Og Proj.) Series 2019 A, 3% 7/1/2044	675,000	544,511
Gainesville & Hall Cnty GA Hsp Ath Rev (Northeast Georgia Healthcare Proj.) Series 2020 A, 3% 2/15/2047	9,015,000	6,911,647
Savannah GA Candler Hosp (St Joseph Candler Health Proj.) 4% 7/1/2035	4,620,000	4,628,614
Savannah GA Candler Hosp (St Joseph Candler Health Proj.) 4% 7/1/2043	2,470,000	2,305,125
TOTAL HEALTH CARE		16,970,478
Housing - 0.0%
Georgia Hsg & Fin Auth Rev Series 2019B, 3.25% 12/1/2049	1,750,000	1,416,460
Industrial Development - 0.3%
Savannah Georgia Convention Center Authority (Savannah Convention Hotel Proj.) Series 2025B, 5.5% 6/1/2040 (c)	1,440,000	1,465,857
Savannah Georgia Convention Center Authority (Savannah Convention Hotel Proj.) Series 2025B, 6% 6/1/2050 (c)	3,630,000	3,628,798
Savannah Georgia Convention Center Authority (Savannah Convention Hotel Proj.) Series 2025B, 6.25% 6/1/2061 (c)	6,280,000	6,386,595
TOTAL INDUSTRIAL DEVELOPMENT		11,481,250
Special Tax - 0.1%
Metro Atlanta Rapid Tran Sales 5.25% 7/1/2050	5,225,000	5,577,602
Transportation - 0.1%
Atlanta GA Arpt Rev Series 2023B 1, 5% 7/1/2037	1,450,000	1,615,475
Atlanta GA Arpt Rev Series 2023B 1, 5% 7/1/2039	1,000,000	1,103,496
Atlanta GA Arpt Rev Series 2023B 1, 5% 7/1/2040	1,125,000	1,236,002
TOTAL TRANSPORTATION		3,954,973
TOTAL GEORGIA		144,232,314
Hawaii - 0.1%
Transportation - 0.1%
Hawaii St Hbr Sys Rev Series 2020 C, 4% 7/1/2037	1,040,000	1,056,048
Hawaii St Hbr Sys Rev Series 2020 C, 4% 7/1/2038	1,180,000	1,195,054
TOTAL TRANSPORTATION		2,251,102
Water & Sewer - 0.0%
Honolulu HI Cty & Cnty Wastewtr Sys Rev Series 2025A, 5% 7/1/2036	1,910,000	2,188,412
TOTAL HAWAII		4,439,514
Idaho - 0.0%
Housing - 0.0%
Idaho Hsg & Fin Assn (ID Single Family Hsg 7/1/19 Proj.) Series 2019 A, 4% 1/1/2050	750,000	754,395
Illinois - 9.1%
Education - 0.4%
Board of Trustees of the University of Illinois/The Series 2018A, 5% 4/1/2029	3,720,000	3,870,128
Illinois Fin Auth Rev (Bradley University Proj.) Series 2017 C, 5% 8/1/2031	2,230,000	2,258,191
Illinois Fin Auth Rev (Depaul Univ, IL Proj.) 4% 10/1/2031	1,395,000	1,397,355
Illinois Fin Auth Rev (Depaul Univ, IL Proj.) 5% 10/1/2033	1,415,000	1,424,145
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 4% 9/1/2037	380,000	337,146
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 4% 9/1/2039	945,000	821,591
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 5% 9/1/2030	180,000	179,339
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 5% 9/1/2038	850,000	825,650
Illinois Fin Auth Rev (Rosalind Franklin University Proj.) Series A, 5% 8/1/2047	405,000	390,911
Illinois Fin Auth Rev (Rosalind Franklin University Proj.) Series C, 5% 8/1/2049	465,000	442,057
Illinois Finance Authority (Board of Trustees of the University of Illinois/The Proj.) Series 2019A, 5% 10/1/2031	190,000	202,284
Illinois Finance Authority (Board of Trustees of the University of Illinois/The Proj.) Series 2019A, 5% 10/1/2032	275,000	292,252
Illinois Finance Authority (Board of Trustees of the University of Illinois/The Proj.) Series 2019A, 5% 10/1/2033	470,000	498,306
Illinois Finance Authority (Board of Trustees of the University of Illinois/The Proj.) Series 2019A, 5% 10/1/2035	285,000	300,507
Illinois Finance Authority (Board of Trustees of the University of Illinois/The Proj.) Series 2019A, 5% 10/1/2036	285,000	299,705
Illinois Finance Authority (Board of Trustees of the University of Illinois/The Proj.) Series 2019A, 5% 10/1/2037	330,000	346,097
Illinois Finance Authority (Board of Trustees of the University of Illinois/The Proj.) Series 2019A, 5% 10/1/2038	355,000	371,500
Illinois Finance Authority (Board of Trustees of the University of Illinois/The Proj.) Series 2019A, 5% 10/1/2039	610,000	637,045
TOTAL EDUCATION		14,894,209
Escrowed/Pre-Refunded - 0.0%
Grundy & Will Cntys Ill Cmnty Unit Sch Dist No 001 5% 2/1/2029 (Pre-refunded to 2/1/2027 at 100)	135,000	137,236
Illinois Fin Auth Rev Series 2016 C, 4% 2/15/2041 (Pre-refunded to 2/15/2027 at 100)	20,000	20,194
TOTAL ESCROWED/PRE-REFUNDED		157,430
General Obligations - 4.5%
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2029	4,195,000	4,275,492
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2031	850,000	861,601
Chicago IL Brd Ed Series 2019 A, 5% 12/1/2030	3,820,000	3,911,658
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2029	2,920,000	2,997,165
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2032	1,700,000	1,732,279
Chicago IL Brd Ed Series 2025 A, 6.25% 12/1/2050	14,395,000	15,113,785
Chicago IL Brd Ed Series 2025 B, 5.5% 12/1/2033	2,400,000	2,575,705
Chicago IL Brd Ed Series D, 5% 12/1/2031	1,845,000	1,857,938
Chicago IL Gen. Oblig. Series 2020A, 5% 1/1/2029	3,645,000	3,747,294
Chicago IL Gen. Oblig. Series 2020A, 5% 1/1/2030	7,320,000	7,578,127
Chicago IL Gen. Oblig. Series 2021 A, 5% 1/1/2032	4,405,000	4,561,959
Chicago IL Gen. Oblig. Series 2025A, 6% 1/1/2050	3,365,000	3,508,912
Chicago IL Gen. Oblig. Series 2025C, 6% 1/1/2043	2,000,000	2,185,524
Chicago IL Gen. Oblig. Series 2025E, 6% 1/1/2042	1,750,000	1,923,914
Chicago IL Gen. Oblig. Series 2025E, 6% 1/1/2044	2,580,000	2,797,025
Chicago IL Gen. Oblig. Series 2025E, 6% 1/1/2045	1,500,000	1,613,205
Chicago IL Gen. Oblig. Series 2025F, 5.5% 1/1/2040	800,000	842,627
Chicago IL Gen. Oblig. Series 2025F, 5.5% 1/1/2041	1,400,000	1,463,563
Chicago IL Gen. Oblig. Series 2025F, 6% 1/1/2043	1,565,000	1,710,172
Chicago IL Gen. Oblig. Series 2025F, 6% 1/1/2050	4,500,000	4,696,484
Cook County IL Community Consolidate School District No 034 Glenview 2% 12/1/2037	2,010,000	1,543,978
Cook County IL Community Consolidate School District No 034 Glenview Series 2021 A, 3% 12/1/2036	715,000	658,957
Grundy & Will Cntys Ill Cmnty Unit Sch Dist No 001 5% 2/1/2029	500,000	507,770
Illinois St Gen. Oblig. 5% 3/1/2029	3,495,000	3,694,324
Illinois St Gen. Oblig. 5% 3/1/2032	1,550,000	1,703,148
Illinois St Gen. Oblig. 5.5% 1/1/2031	1,835,000	2,033,201
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2032	1,755,000	1,928,403
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2036	7,365,000	7,930,710
Illinois St Gen. Oblig. Series 2022A, 5.25% 3/1/2037	1,605,000	1,739,529
Illinois St Gen. Oblig. Series DECEMBER 2021 B, 4% 12/1/2034	3,355,000	3,389,269
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2032	100,000	108,311
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2035	710,000	759,776
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2036	565,000	601,310
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2037	710,000	752,372
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2046	2,830,000	2,886,282
Illinois St Gen. Oblig. Series MAY 2023 B, 5% 5/1/2036	1,450,000	1,562,711
Illinois St Gen. Oblig. Series MAY 2023 B, 5.25% 5/1/2038	6,750,000	7,288,022
Illinois St Gen. Oblig. Series MAY 2023 B, 5.25% 5/1/2040	3,005,000	3,215,645
Illinois St Gen. Oblig. Series MAY 2023 C, 5% 5/1/2029	3,945,000	4,182,295
Illinois St Gen. Oblig. Series MAY 2023D, 5% 7/1/2028	875,000	913,851
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2035	3,045,000	3,376,508
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2039	2,250,000	2,427,797
Illinois St Gen. Oblig. Series MAY 2024 B, 5.25% 5/1/2045	2,050,000	2,160,725
Illinois St Gen. Oblig. Series MAY 2024 B, 5.25% 5/1/2047	1,505,000	1,558,952
Illinois St Gen. Oblig. Series OCT 2020 B, 4% 10/1/2032	5,055,000	5,143,325
Illinois St Gen. Oblig. Series OCTOBER 2024, 5% 2/1/2033	4,805,000	5,326,960
Illinois St Gen. Oblig. Series OCTOBER 2024, 5% 2/1/2038	15,580,000	16,972,823
Illinois St Gen. Oblig. Series SEPTEMBER 2025 D, 5% 9/1/2039	9,380,000	10,125,952
Kane Cook & DuPage Cntys IL Sch Dist Series 2024, 5% 1/1/2031	650,000	710,940
Kane Cook & DuPage Cntys IL Sch Dist Series 2024, 5% 1/1/2035	700,000	774,801
Kane McHenry Cook & DuPage Cntys IL Sch Dist Series 2015, 5% 1/1/2028	2,625,000	2,635,884
Kane McHenry Cook & DuPage Cntys IL Sch Dist Series 2017, 5% 1/1/2029	970,000	995,811
Lake Cnty IL Cmty College Sch Dist No 073 2.25% 1/1/2040	1,245,000	941,932
Schaumburg IL Gen. Oblig. Series 2023, 4% 12/1/2030	2,940,000	3,076,005
TOTAL GENERAL OBLIGATIONS		173,582,708
Health Care - 0.9%
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2029	3,260,000	3,312,936
Illinois Fin Auth Rev (Mercy Alliance Inc Proj.) Series 2016, 5% 12/1/2029	970,000	971,713
Illinois Fin Auth Rev (Northwestern Memorial Hosp,Il Proj.) 5% 7/15/2030	1,405,000	1,454,174
Illinois Fin Auth Rev (Osf Healthcare System Proj.) 4.125% 5/15/2047	10,465,000	9,680,288
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2015 A, 5% 11/15/2031	3,305,000	3,316,901
Illinois Fin Auth Rev (University of Chicago Hosps,Il Proj.) 5% 8/15/2030	2,830,000	2,870,622
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 4% 2/15/2041	25,000	24,557
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 5% 2/15/2036	1,940,000	1,960,782
Illinois Finance Authority Rev (Carle Foundation Hospital,Il Proj.) Series 2021A, 3% 8/15/2048	930,000	706,405
Illinois Finance Authority Rev (Endeavor Health Proj.) Series 2020A, 3.25% 8/15/2049	1,340,000	1,044,953
Illinois Finance Authority Rev (Osf Healthcare System Proj.) 3% 5/15/2050 (Build America Mutual Assurance Co Insured)	3,390,000	2,409,289
Illinois Finance Authority Rev (Osf Healthcare System Proj.) Series 2020 A, 3% 5/15/2050	7,190,000	4,993,468
TOTAL HEALTH CARE		32,746,088
Housing - 0.2%
Illinois Housing Dev Auth (IL Homeowner Mortgage Proj.) Series C, 2.9% 8/1/2031	490,000	476,218
Illinois Housing Dev Auth Series 2019 D, 2.7% 10/1/2034 (IL Hsg Revenue Bonds 3/1/2016 Guaranteed)	485,000	439,257
Illinois Housing Development Authority (IL Hsg Revenue Bonds 3/1/2016 Proj.) Series 2021 B, 3% 4/1/2051	3,440,000	3,394,240
Illinois Hsg Dev Auth Multifamily Hsg Rev Series 2019, 2.9% 7/1/2035	4,282,675	3,884,201
TOTAL HOUSING		8,193,916
Special Tax - 2.6%
Illinois St Sales Tax Rev 3% 6/15/2033 (Build America Mutual Assurance Co Insured)	2,720,000	2,604,446
Illinois St Sales Tax Rev Series FEBRUARY 2024A, 5% 6/15/2031	4,535,000	4,928,301
Illinois St Sales Tax Rev Series FEBRUARY 2024A, 5% 6/15/2032	3,805,000	4,178,205
Illinois St Sales Tax Rev Series FEBRUARY 2024A, 5% 6/15/2034	5,495,000	6,125,116
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2031 (National Public Finance Guarantee Corporation Insured) (g)	775,000	641,060
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2036 (National Public Finance Guarantee Corporation Insured) (g)	12,285,000	8,215,104
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2051 (g)	5,570,000	1,541,983
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2029 (National Public Finance Guarantee Corporation Insured) (g)	5,735,000	5,189,126
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2035 (National Public Finance Guarantee Corporation Insured) (g)	7,835,000	5,616,855
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2036 (National Public Finance Guarantee Corporation Insured) (g)	1,970,000	1,348,479
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2043 (Assured Guaranty Inc Insured) (g)	30,875,000	14,815,401
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2044 (Assured Guaranty Inc Insured) (g)	7,170,000	3,230,256
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2045 (Assured Guaranty Inc Insured) (g)	11,465,000	4,833,411
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2047 (Assured Guaranty Inc Insured) (g)	10,015,000	3,675,436
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 4% 12/15/2042	5,405,000	5,157,681
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2017 B, 5% 12/15/2028	1,890,000	1,945,815
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2017 B, 5% 12/15/2032	850,000	869,182
Sales Tax Securitization Corp Series 2023C, 5% 1/1/2032	4,695,000	5,129,754
Sales Tax Securitization Corp Series 2024 A, 5% 1/1/2038	3,055,000	3,336,372
Sales Tax Securitization Corp Series 2024 A, 5% 1/1/2040	1,400,000	1,519,006
Sales Tax Securitization Corp Series 2024 A, 5% 1/1/2041	11,000,000	11,845,065
Sales Tax Securitization Corp Series 2024A, 5% 1/1/2042	1,305,000	1,397,242
TOTAL SPECIAL TAX		98,143,296
Transportation - 0.4%
Chicago IL O'Hare Intl Arpt Rev Series 2018 B, 5% 1/1/2048	1,055,000	1,067,733
Chicago IL O'Hare Intl Arpt Rev Series 2018 B, 5% 1/1/2053	1,060,000	1,068,469
Chicago IL O'Hare Intl Arpt Rev Series 2026A, 5% 1/1/2043	4,500,000	4,879,007
Chicago IL O'Hare Intl Arpt Rev Series 2026A, 5% 1/1/2045	4,000,000	4,262,678
Chicago IL O'Hare Intl Arpt Rev Series 2026A, 5% 1/1/2046	3,000,000	3,168,945
Illinois St Toll Hwy Auth Hwy Rev 5% 12/1/2031	890,000	891,510
TOTAL TRANSPORTATION		15,338,342
Water & Sewer - 0.1%
Illinois Finance Authority Rev (IL Wtr State Rev Fund Proj.) Series 2020, 5% 7/1/2036	4,150,000	4,462,209
TOTAL ILLINOIS		347,518,198
Indiana - 1.2%
Education - 0.2%
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2019, 4% 4/1/2046	2,115,000	1,923,550
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2019, 5% 4/1/2040	2,115,000	2,184,400
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2020, 4% 4/1/2037	1,565,000	1,568,390
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2020, 5% 4/1/2029	970,000	1,016,503
TOTAL EDUCATION		6,692,843
Electric Utilities - 0.2%
Indiana Mun Pwr Agy Pwr Supply Series 2017A, 5% 1/1/2032	3,775,000	3,901,763
Indiana Mun Pwr Agy Pwr Supply Series 2017A, 5% 1/1/2034	1,890,000	1,945,320
TOTAL ELECTRIC UTILITIES		5,847,083
General Obligations - 0.2%
Fort Wayne Community Schools Food Service Center Building Corp 3% 1/15/2040	500,000	439,410
Seymour Ind Elem Sch Bldg Corp Series 2022, 4% 1/15/2042	750,000	753,200
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5.25% 7/15/2040 (Build America Mutual Assurance Co Insured)	1,600,000	1,772,040
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5.25% 7/15/2043 (Build America Mutual Assurance Co Insured)	3,000,000	3,280,395
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024B, 5.25% 7/15/2037 (Build America Mutual Assurance Co Insured)	1,550,000	1,747,037
TOTAL GENERAL OBLIGATIONS		7,992,082
Health Care - 0.3%
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 4.25% 3/1/2049	570,000	525,080
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 5.25% 3/1/2054	2,625,000	2,673,930
Indiana Fin Auth Health Sys Rev (Franciscan Alliance Proj.) Series 2016 A, 4% 11/1/2051	3,640,000	3,253,411
Indiana Fin Auth Hosp Rev (Parkview Health System Proj.) 5% 11/1/2028	425,000	447,788
Indiana Fin Auth Hosp Rev (Parkview Health System Proj.) 5% 11/1/2029	1,320,000	1,414,320
Indiana Fin Auth Hosp Rev (Parkview Health System Proj.) 5% 11/1/2030	295,000	320,062
Indiana St Fin Auth Rev (Community Foundation of Northwest Indiana Inc Proj.) 5% 9/1/2031	1,735,000	1,746,079
Indiana St Hsg & Cmnty Dev Auth Multifamily Hsg Rev (Glasswater Creek Whitestown Proj Proj.) Series 2020, 5.375% 10/1/2040 (c)	1,660,000	1,411,211
TOTAL HEALTH CARE		11,791,881
Housing - 0.0%
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) 3% 7/1/2050	555,000	547,597
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) Series 2020 B 1, 1.95% 7/1/2035	1,000,000	843,366
TOTAL HOUSING		1,390,963
Resource Recovery - 0.2%
Indiana St Fin Auth Economic Dev Rev (Republic Services Inc Proj.) Series 2010B, 2.55% tender 5/1/2028 (b)	6,700,000	6,696,225
Special Tax - 0.1%
Indianapolis IN Loc Pub Impt Bd Bank (Indianapolis Marion Cnty Bldg Auth Proj.) Series 2019 A, 5% 2/1/2049	3,090,000	3,151,457
Water & Sewer - 0.0%
Lafayette Ind Sew Wks Rev 2% 7/1/2036 (Build America Mutual Assurance Co Insured)	585,000	468,549
TOTAL INDIANA		44,031,083
Iowa - 0.2%
General Obligations - 0.1%
Polk Co IA Gen. Oblig. 3% 6/1/2040	790,000	706,394
Woodbury Cnty Iowa Law Enforcement Ctr Auth Facs Rev (Woodbury Cnty Iowa Proj.) 4% 6/1/2041	3,400,000	3,395,663
TOTAL GENERAL OBLIGATIONS		4,102,057
Tobacco Bonds - 0.1%
Tobacco Settlement Auth Iowa Tobacco Settlement Rev Series 2021A 2 CL 1, 4% 6/1/2049	2,645,000	2,300,159
TOTAL IOWA		6,402,216
Kentucky - 1.4%
Education - 0.0%
Boyle Cnty KY Edl Facs Rev (Centre College Proj.) Series 2017, 5% 6/1/2037	1,585,000	1,601,659
General Obligations - 0.6%
Kentucky Inc KY Pub Energy Auth Gas Supply Rev 5% tender 5/1/2055 (Goldman Sachs Group Inc/The Guaranteed) (b)	4,875,000	5,116,583
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2029	1,760,000	1,840,942
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2030	1,180,000	1,232,936
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2031 (Build America Mutual Assurance Co Insured)	505,000	526,953
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2032 (Build America Mutual Assurance Co Insured)	265,000	276,313
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2033 (Build America Mutual Assurance Co Insured)	595,000	619,519
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2034 (Build America Mutual Assurance Co Insured)	680,000	707,001
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2035	400,000	413,837
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2036	340,000	351,031
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 4% 11/1/2038	600,000	600,853
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 11/1/2029	3,625,000	3,829,948
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 11/1/2030	2,030,000	2,141,323
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series SR A, 5% 10/1/2036	2,385,000	2,694,432
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series SR A, 5% 10/1/2041	3,205,000	3,515,519
TOTAL GENERAL OBLIGATIONS		23,867,190
Health Care - 0.7%
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) 5% 2/1/2028	45,000	46,396
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) 5% 2/1/2032	60,000	63,347
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) 5% 2/1/2040	1,135,000	1,136,435
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) Series 2019, 3% 2/1/2040 (Assured Guaranty Inc Insured)	1,665,000	1,504,697
City of Hazard KY (Appalachian Regl Healthcre Inc Proj.) Series 2021, 3% 7/1/2046	2,830,000	2,094,985
Kentucky Econ Dev Fin Auth (CommonSpirit Health Proj.) Series 2019A 1, 5% 8/1/2033	945,000	992,520
Kentucky Econ Dev Fin Auth (CommonSpirit Health Proj.) Series 2019A 1, 5% 8/1/2044	945,000	964,794
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Baptist Healthcare System Obligated Group Proj.) 5% 8/15/2032	2,530,000	2,587,863
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Baptist Healthcare System Obligated Group Proj.) 5% 8/15/2033	1,250,000	1,277,394
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Baptist Healthcare System Obligated Group Proj.) 5% 8/15/2035	1,415,000	1,443,736
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2015B, 5% 6/1/2026	50,000	50,049
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2015B, 5% 6/1/2027	50,000	50,043
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2015B, 5% 6/1/2028	55,000	55,052
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2015B, 5% 6/1/2029	60,000	60,056
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2015B, 5% 6/1/2030	60,000	60,053
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% 10/1/2033	4,155,000	4,178,871
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% 10/1/2037	2,715,000	2,818,758
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% tender 10/1/2047 (b)	1,635,000	1,728,355
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) Series 2020A, 3% 10/1/2043	5,800,000	4,755,752
TOTAL HEALTH CARE		25,869,156
Transportation - 0.1%
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) 5% 1/1/2033	1,225,000	1,227,116
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) Series 2019, 5% 1/1/2044	2,120,000	2,181,032
TOTAL TRANSPORTATION		3,408,148
TOTAL KENTUCKY		54,746,153
Louisiana - 0.1%
Education - 0.1%
Louisiana Pub Facs Auth Rev (Tulane Univ, LA Proj.) Series 2016 A, 5% 12/15/2029	1,135,000	1,149,609
Housing - 0.0%
Louisiana Hsg Corp Single Family Mtg Rev (LA Home Ownership Proj.) 5.75% 12/1/2053	920,000	993,273
TOTAL LOUISIANA		2,142,882
Maine - 0.9%
Education - 0.3%
Maine Health & Higher Edl Facsauth Rev (Northeastern University Proj.) Series 2024B, 5.25% 10/1/2054	6,305,000	6,573,212
University ME Sys Rev Series 2022, 5.5% 3/1/2062	3,800,000	3,970,478
TOTAL EDUCATION		10,543,690
General Obligations - 0.1%
Brunswick ME 2.375% 11/1/2037	130,000	109,815
Brunswick ME 2.5% 11/1/2039	335,000	276,236
Lewiston ME Gen. Oblig. 1.25% 2/15/2031	2,455,000	2,137,549
Lewiston ME Gen. Oblig. 1.25% 2/15/2032	2,595,000	2,192,946
TOTAL GENERAL OBLIGATIONS		4,716,546
Health Care - 0.4%
Maine Health & Higher Edl Facs Auth Rev (Mainehealth Proj.) Series 2018A, 5% 7/1/2030	1,120,000	1,170,986
Maine Health & Higher Edl Facs Auth Rev (Mainehealth Proj.) Series 2018A, 5% 7/1/2031	1,040,000	1,085,561
Maine Health & Higher Edl Facs Auth Rev (Mainehealth Proj.) Series 2018A, 5% 7/1/2034	1,890,000	1,962,703
Maine Health & Higher Edl Facs Auth Rev (Mainehealth Proj.) Series 2018A, 5% 7/1/2035	2,590,000	2,683,961
Maine Health & Higher Edl Facs Auth Rev (Mainehealth Proj.) Series 2018A, 5% 7/1/2036	3,070,000	3,175,016
Maine Health & Higher Edl Facs Auth Rev (Mainehealth Proj.) Series 2018A, 5% 7/1/2037	2,830,000	2,922,155
Maine Health & Higher Edl Facs Auth Rev (Mainehealth Proj.) Series 2018A, 5% 7/1/2038	2,150,000	2,215,897
Maine Health & Higher Edl Facs Auth Rev (Northern Light Health Proj.) Series 2016A, 4% 7/1/2041	1,120,000	931,542
TOTAL HEALTH CARE		16,147,821
Transportation - 0.1%
Maine Turnpike Auth Rev Bonds Series 2018, 5% 7/1/2033	660,000	689,743
Maine Turnpike Auth Rev Bonds Series 2018, 5% 7/1/2034	945,000	985,193
Maine Turnpike Auth Rev Bonds Series 2018, 5% 7/1/2035	1,040,000	1,081,356
Maine Turnpike Auth Rev Bonds Series 2018, 5% 7/1/2036	1,890,000	1,961,225
TOTAL TRANSPORTATION		4,717,517
TOTAL MAINE		36,125,574
Maryland - 0.8%
General Obligations - 0.5%
Anne Arundel Cnty MD Gen. Oblig. Series 2021, 3% 10/1/2036	2,595,000	2,479,551
Anne Arundel Cnty MD Gen. Oblig. Series 2021, 3% 10/1/2037	1,000,000	942,362
Baltimore Cnty MD Gen. Oblig. Series 2021, 3% 3/1/2037	825,000	783,726
City of Baltimore MD Gen. Oblig. Series 2022A, 5% 10/15/2037	735,000	804,110
Frederick Cnty MD Gen. Oblig. Series 2021 A, 1.5% 10/1/2033	4,460,000	3,765,734
Prince Georges County MD Gen. Oblig. Series 2021 A, 2% 7/1/2035	7,055,000	5,960,176
TOTAL GENERAL OBLIGATIONS		14,735,659
Health Care - 0.1%
Maryland Health & Higher Educational Facilities Authority (Greater Baltimore Med Ctr, MD Proj.) Series 2021 A, 3% 7/1/2051	4,320,000	3,104,169
Maryland St Hlth & HI Ed Facs (Mercy Medical Center, MD Proj.) 4% 7/1/2042	735,000	712,054
TOTAL HEALTH CARE		3,816,223
Housing - 0.0%
Maryland Community Development Administration (Residential Revenue Bonds Proj.) 3.5% 3/1/2050	920,000	916,971
Maryland Community Development Administration (Residential Revenue Bonds Proj.) Series 2019 B, 4% 9/1/2049	835,000	837,218
TOTAL HOUSING		1,754,189
Special Tax - 0.1%
State of Maryland Built to Learn Revenue Series 2021, 4% 6/1/2046	850,000	809,306
State of Maryland Built to Learn Revenue Series 2022 A, 4% 6/1/2037	2,240,000	2,292,609
State of Maryland Built to Learn Revenue Series 2022 A, 4% 6/1/2038	2,455,000	2,501,764
TOTAL SPECIAL TAX		5,603,679
Transportation - 0.1%
Maryland St Transn Auth Series 2024 A, 5% 7/1/2031	4,620,000	5,135,259
TOTAL MARYLAND		31,045,009
Massachusetts - 1.2%
Education - 0.7%
Massachusetts Development Finance Agency (Simmons College, MA Proj.) 4% 10/1/2050	9,975,000	6,792,251
Massachusetts Development Finance Agency (Simmons College, MA Proj.) 5% 10/1/2045	7,515,000	6,467,677
Massachusetts Development Finance Agency (Suffolk Univ, MA Proj.) 4% 7/1/2045	9,790,000	8,625,118
Massachusetts St Dev Fin Agy Rev (Lesley College Proj.) 5% 7/1/2039	960,000	960,157
Massachusetts St Dev Fin Agy Rev (Wentworth Inst of Tech, MA Proj.) Series 2017, 5% 10/1/2030	1,100,000	1,104,523
Massachusetts St Dev Fin Agy Rev (Wentworth Inst of Tech, MA Proj.) Series 2017, 5% 10/1/2033	1,280,000	1,283,802
TOTAL EDUCATION		25,233,528
General Obligations - 0.3%
Massachusetts St Gen. Oblig. 5.25% 10/1/2047	10,000,000	10,605,936
Health Care - 0.2%
Massachusetts Development Finance Agency (University of Mass Hlth Cr Inc Proj.) 4% 7/1/2044	9,440,000	8,405,307
TOTAL MASSACHUSETTS		44,244,771
Michigan - 2.4%
Electric Utilities - 0.4%
Lansing Mich Brd Wtr & Lt Util Sys Rev Series 2024 A, 5% 7/1/2032	3,155,000	3,538,841
Lansing Mich Brd Wtr & Lt Util Sys Rev Series 2024 A, 5% 7/1/2036	6,000,000	6,776,570
Lansing Mich Brd Wtr & Lt Util Sys Rev Series 2024 A, 5% 7/1/2037	1,675,000	1,882,063
Lansing Mich Brd Wtr & Lt Util Sys Rev Series 2024 A, 5% 7/1/2038	1,250,000	1,397,794
Lansing Mich Brd Wtr & Lt Util Sys Rev Series 2024 A, 5% 7/1/2039	675,000	750,766
TOTAL ELECTRIC UTILITIES		14,346,034
Escrowed/Pre-Refunded - 0.0%
Kalamazoo MI Hosp Fin Auth Hosp Fac Rev Series 2016, 5% 5/15/2028 (Pre-refunded to 5/15/2026 at 100)	10,000	10,008
General Obligations - 0.2%
Detroit MI Gen. Oblig. Series 2021A, 5% 4/1/2046	1,840,000	1,870,435
Michigan St Bldg Auth Rev (State of Michigan Proj.) 3% 10/15/2045	1,475,000	1,175,812
Portage MI Pub Schs 5% 11/1/2033	945,000	946,313
Portage MI Pub Schs 5% 11/1/2036	1,180,000	1,181,292
Portage MI Pub Schs 5% 11/1/2037	945,000	945,949
Warren MI Cons Sch Dist Series 2026, 5% 5/1/2034 (State of Michigan Guaranteed)	1,200,000	1,353,828
Warren MI Cons Sch Dist Series 2026, 5% 5/1/2035 (State of Michigan Guaranteed)	1,200,000	1,361,469
TOTAL GENERAL OBLIGATIONS		8,835,098
Health Care - 0.1%
Grand Traverse Cnty MI Hosp (Munson Healthcare Proj.) 3% 7/1/2051	1,860,000	1,323,832
Michigan Fin Auth Rev (Trinity Health Proj.) Series MI 2019 A, 3% 12/1/2049	2,645,000	1,915,393
Michigan St Hosp Fin Auth Rev (Trinity Health Proj.) Series 2008C, 5% 12/1/2032	290,000	298,913
TOTAL HEALTH CARE		3,538,138
Housing - 0.1%
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) Series 2019B, 2.95% 12/1/2039	2,000,000	1,764,515
Michigan Hsg Dev Auth Rent Hsg Rev (Rental Hsg Rev Bonds 11/15/1990 Proj.) Series 2021 A, 2.45% 10/1/2046	3,400,000	2,377,057
Michigan Hsg Dev Auth Rent Hsg Rev (Rental Hsg Rev Bonds 11/15/1990 Proj.) Series 2021 A, 2.55% 10/1/2051	1,295,000	846,645
Michigan Hsg Dev Rental Hsg (Rental Hsg Rev Bonds 11/15/1990 Proj.) Series 2019 A 1, 3.35% 10/1/2049	1,750,000	1,401,371
TOTAL HOUSING		6,389,588
Special Tax - 0.2%
County of Jackson MI Series 2019, 4% 5/1/2032 (Build America Mutual Assurance Co Insured)	2,050,000	2,111,202
County of Jackson MI Series 2019, 4% 5/1/2033 (Build America Mutual Assurance Co Insured)	2,110,000	2,165,377
Detroit MI Downtown Dev Auth Tax Series 2024, 5% 7/1/2032	1,200,000	1,329,662
Detroit MI Downtown Dev Auth Tax Series 2024, 5% 7/1/2033	1,000,000	1,117,959
Detroit MI Downtown Dev Auth Tax Series 2024, 5% 7/1/2034	1,500,000	1,688,502
TOTAL SPECIAL TAX		8,412,702
Tobacco Bonds - 0.0%
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) 4% 6/1/2049	2,070,000	1,777,160
Transportation - 0.6%
Wayne Cnty MI Arpt Auth Rev 5% 12/1/2028	565,000	584,939
Wayne Cnty MI Arpt Auth Rev 5% 12/1/2037	255,000	260,960
Wayne Cnty MI Arpt Auth Rev Series 2025 A, 5% 12/1/2036	1,100,000	1,257,022
Wayne Cnty MI Arpt Auth Rev Series 2025 A, 5% 12/1/2037	1,000,000	1,135,308
Wayne Cnty MI Arpt Auth Rev Series 2025 A, 5% 12/1/2038	1,000,000	1,128,344
Wayne Cnty MI Arpt Auth Rev Series 2025 A, 5% 12/1/2039	2,010,000	2,246,464
Wayne Cnty MI Arpt Auth Rev Series 2025 A, 5% 12/1/2040	1,200,000	1,333,123
Wayne Cnty MI Arpt Auth Rev Series 2025 A, 5% 12/1/2041	1,200,000	1,326,494
Wayne Cnty MI Arpt Auth Rev Series 2025 C, 5% 12/1/2036	1,140,000	1,302,732
Wayne Cnty MI Arpt Auth Rev Series 2025 C, 5% 12/1/2037	1,825,000	2,071,938
Wayne Cnty MI Arpt Auth Rev Series 2025 C, 5% 12/1/2038	2,500,000	2,820,862
Wayne Cnty MI Arpt Auth Rev Series 2025 C, 5% 12/1/2039	2,210,000	2,469,993
Wayne Cnty MI Arpt Auth Rev Series 2025 C, 5% 12/1/2040	1,500,000	1,666,403
Wayne Cnty MI Arpt Auth Rev Series 2025 C, 5% 12/1/2041	2,000,000	2,210,824
Wayne Cnty MI Arpt Auth Rev Series A, 5% 12/1/2033	330,000	340,841
Wayne Cnty MI Arpt Auth Rev Series A, 5% 12/1/2037	470,000	482,667
Wayne Cnty MI Arpt Auth Rev Series JRA, 5% 12/1/2029	520,000	537,309
Wayne Cnty MI Arpt Auth Rev Series JRA, 5% 12/1/2030	660,000	681,344
TOTAL TRANSPORTATION		23,857,567
Water & Sewer - 0.8%
Great Lakes Sewer Auth MI Series 2025 B, 5% 7/1/2035	10,340,000	11,781,149
Great Lakes Sewer Auth MI Series 2025A, 5% 7/1/2038	1,740,000	1,941,353
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2025 D, 5.5% 7/1/2050	2,000,000	2,145,585
Michigan Fin Auth Rev (MI St Clean Wtr Revolving Fnd Proj.) Series 2024A, 5% 10/1/2039	1,750,000	1,957,468
Michigan Fin Auth Rev (MI St Clean Wtr Revolving Fnd Proj.) Series 2024A, 5% 10/1/2040	4,550,000	5,062,880
Michigan Fin Auth Rev (MI St Clean Wtr Revolving Fnd Proj.) Series 2024A, 5% 10/1/2041	2,735,000	3,035,454
TOTAL WATER & SEWER		25,923,889
TOTAL MICHIGAN		93,090,184
Minnesota - 0.7%
Education - 0.1%
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2018A, 5% 10/1/2029	945,000	976,129
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2018A, 5% 10/1/2032	675,000	693,016
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2018A, 5% 10/1/2033	825,000	845,388
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2018A, 5% 10/1/2045	975,000	969,045
TOTAL EDUCATION		3,483,578
General Obligations - 0.4%
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2020B, 4% 8/1/2041	1,270,000	1,273,746
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2020D, 4% 8/1/2038	2,265,000	2,277,880
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2020D, 4% 8/1/2040	2,455,000	2,461,848
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2020D, 4% 8/1/2041	1,610,000	1,614,124
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2020D, 4% 8/1/2043	1,820,000	1,808,931
Minnetonka Independent School District No 276 Series 2026A, 0% 2/1/2036 (Minnesota St Guaranteed) (g)	1,050,000	749,052
Minnetonka Independent School District No 276 Series 2026A, 0% 2/1/2038 (Minnesota St Guaranteed) (g)	500,000	326,176
Minnetonka Independent School District No 276 Series 2026A, 0% 2/1/2040 (Minnesota St Guaranteed) (g)	1,585,000	939,829
Minnetonka Independent School District No 276 Series 2026A, 0% 2/1/2042 (Minnesota St Guaranteed) (g)	1,360,000	723,481
Sauk Rapids Minn Isd No 47 Series 2020A, 2% 2/1/2033 (Minnesota St Guaranteed)	2,545,000	2,275,590
St Cloud MN Indpt Sch Dist 742 Series 2025 A, 0% 2/1/2038 (Minnesota St Guaranteed) (g)	2,705,000	1,665,542
St Cloud MN Indpt Sch Dist 742 Series 2025 A, 0% 2/1/2039 (Minnesota St Guaranteed) (g)	1,555,000	904,382
St Cloud MN Indpt Sch Dist 742 Series 2025 A, 0% 2/1/2040 (Minnesota St Guaranteed) (g)	1,000,000	543,839
TOTAL GENERAL OBLIGATIONS		17,564,420
Health Care - 0.1%
St Cloud Minn Health Care Rv (Centracare Health System Proj.) Series 2019, 4% 5/1/2049	3,265,000	2,871,858
Housing - 0.1%
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2023 F, 5.75% 7/1/2053	535,000	567,928
Minnesota St Hsg Fin Agy Homeownership Fin (MN Sf Mbs Hmeownrshp 12/11/09 Proj.) Series 2021 D, 2.05% 12/1/2051	1,685,456	1,387,698
TOTAL HOUSING		1,955,626
TOTAL MINNESOTA		25,875,482
Mississippi - 0.0%
Housing - 0.0%
Mississippi Home Corp Single Family Mtg Rev (Sf Mortgage 7/15/2009 Proj.) Series 2021 B, 5% 6/1/2028	705,000	736,137
Missouri - 0.5%
General Obligations - 0.0%
Jefferson City MO Sch Dist Series 2025, 5.5% 3/1/2044	1,300,000	1,422,724
Health Care - 0.3%
Cape Girardeau Cnty MO Indl Dev Auth Health Care Facs Rev (Mercy Health Proj.) Series A, 5% 3/1/2027	30,000	30,518
Cape Girardeau Cnty MO Indl Dev Auth Health Care Facs Rev (Mercy Health Proj.) Series A, 5% 3/1/2029	1,390,000	1,413,151
Missouri Hlth & Edl Facs Rev (Bjc Health System Proj.) Series 2021 A, 4% 7/1/2033	2,205,000	2,275,740
Missouri Hlth & Edl Facs Rev (Bjc Health System Proj.) Series 2021 A, 4% 7/1/2046	1,510,000	1,394,111
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) 3.125% 2/1/2027	380,000	380,016
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) 3.25% 2/1/2028	380,000	380,050
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) 5% 2/1/2034	2,940,000	2,943,891
TOTAL HEALTH CARE		8,817,477
Housing - 0.1%
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2019B, 4% 5/1/2050	260,000	261,442
Missouri St Hsg Dev Commn Single Family Mtg Rev (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2025F, 4.9% 11/1/2045	2,775,000	2,863,272
TOTAL HOUSING		3,124,714
Transportation - 0.0%
St Louis MO Arpt Rev Series 2019 A, 5% 7/1/2049	1,085,000	1,092,324
Water & Sewer - 0.1%
Kansas City MO Santn Swr Sys Rev Series 2018 B, 5% 1/1/2028	470,000	488,685
Kansas City MO Santn Swr Sys Rev Series 2018 B, 5% 1/1/2033	450,000	464,860
Kansas City MO Santn Swr Sys Rev Series 2019A, 3% 1/1/2040	1,170,000	1,042,649
Kansas City MO Santn Swr Sys Rev Series 2019A, 3% 1/1/2044	1,505,000	1,253,032
Kansas City MO Wtr Rev 4% 12/1/2039	1,190,000	1,210,341
TOTAL WATER & SEWER		4,459,567
TOTAL MISSOURI		18,916,806
Montana - 0.1%
Health Care - 0.1%
Montana Fac Fin Auth Health Facs Rev (Bozeman Health Proj.) Series 2021 A, 3% 6/1/2050	2,665,000	1,892,646
Housing - 0.0%
Montana St Brd Hsg Single Family Mtg (MT Single Family Proj.) Series 2019B, 4% 6/1/2050	175,000	176,668
TOTAL MONTANA		2,069,314
Nebraska - 0.4%
Education - 0.0%
Douglas Cnty Neb Edl Facs Rev (Creighton University Proj.) Series 2017, 4% 7/1/2033	730,000	732,906
Douglas Cnty Neb Edl Facs Rev (Creighton University Proj.) Series 2021 A, 3% 7/1/2051	1,190,000	845,370
TOTAL EDUCATION		1,578,276
Electric Utilities - 0.3%
Lincoln NE Series 2018, 5% 9/1/2031	1,890,000	1,922,220
Lincoln NE Series 2018, 5% 9/1/2032	3,525,000	3,579,896
Lincoln NE Series 2018, 5% 9/1/2033	2,115,000	2,146,974
Nebraska Pub Pwr Dist Rev Series 2016 A, 5% 1/1/2032	1,575,000	1,576,043
Nebraska Pub Pwr Dist Rev Series 2016 A, 5% 1/1/2034	945,000	945,625
TOTAL ELECTRIC UTILITIES		10,170,758
Housing - 0.1%
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2020 A, 3.5% 9/1/2050	530,000	529,814
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2021 C, 2.1% 9/1/2036	1,740,000	1,457,848
TOTAL HOUSING		1,987,662
TOTAL NEBRASKA		13,736,696
Nevada - 0.9%
General Obligations - 0.6%
Clark Cnty NV School Dist Series 2020 B, 3% 6/15/2039 (Build America Mutual Assurance Co Insured)	2,630,000	2,300,187
Clark Cnty NV School Dist Series 2024 B, 3% 6/15/2041	10,110,000	8,758,174
Clark Cnty NV School Dist Series 2024 B, 3% 6/15/2044	4,870,000	3,994,606
Nevada St Gen. Oblig. Series 2024A, 3% 5/1/2041	4,620,000	4,149,545
Washoe Cnty Nev Sch Dist Series 2021, 2.125% 6/1/2043	1,000,000	714,070
TOTAL GENERAL OBLIGATIONS		19,916,582
Health Care - 0.2%
Carson City Nev Hosp Rev (Carson Tahoe Hospital Proj.) Series 2017, 5% 9/1/2037	2,555,000	2,582,105
Carson City Nev Hosp Rev (Carson Tahoe Hospital Proj.) Series 2017, 5% 9/1/2042	6,295,000	6,329,671
TOTAL HEALTH CARE		8,911,776
Housing - 0.0%
Nevada Hsg Div Single Family Mtg Rev (NV Single Fam Mort Rev 9/1/2008 Proj.) Series 2019B, 4% 10/1/2049	260,000	261,549
Nevada Hsg Div Single Family Mtg Rev Series 2019 A, 3.4% 10/1/2049	1,210,000	993,973
TOTAL HOUSING		1,255,522
Special Tax - 0.1%
Tahoe-Douglas Visitors Auth Nev Stateline Rev (Tahoe-Douglas Visitors Auth Nev Stateline Rev Proj.) 5% 7/1/2051	2,830,000	2,800,524
TOTAL NEVADA		32,884,404
New Hampshire - 0.9%
General Obligations - 0.0%
Portsmouth NH Gen. Oblig. 1.625% 4/1/2034	1,260,000	1,053,543
Health Care - 0.6%
National Fin Auth NH Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021 B, 3% 8/15/2051 (Assured Guaranty Inc Insured)	2,590,000	1,871,933
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2031	1,225,000	1,266,748
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2032	235,000	242,853
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2034	2,830,000	2,919,599
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2035	2,595,000	2,673,821
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2036	1,890,000	1,945,560
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2037	2,265,000	2,327,806
New Hampshire Health and Education Facilities Authority Act (Mass General Brigham Inc Proj.) 5% 7/1/2041	1,985,000	2,029,158
NH Health & Ed Facs Auth Rev (Elliot Health System Proj.) Series 2016, 5% 10/1/2028	2,830,000	2,851,376
NH Health & Ed Facs Auth Rev (Elliot Health System Proj.) Series 2016, 5% 10/1/2032	4,870,000	4,898,804
TOTAL HEALTH CARE		23,027,658
Housing - 0.3%
National Fin Auth NH Hosp Rev (Lihtc 2020-1 Us Proj.) Series 1 Class A, 4.125% 1/20/2034	4,421,069	4,484,776
National Fin Auth NH Hosp Rev (Lihtc 2023-2 Us Proj.) Series 2 Class A, 3.875% 1/20/2038	6,531,114	6,310,322
TOTAL HOUSING		10,795,098
Water & Sewer - 0.0%
Manchester NH Swr Rev Series 2021, 4% 6/1/2046	625,000	592,818
TOTAL NEW HAMPSHIRE		35,469,117
New Jersey - 5.5%
Education - 0.1%
Gloucester Cnty NJ Impt Auth Rev (Rowan Univ Proj.) Series 2024, 5% 7/1/2049 (Build America Mutual Assurance Co Insured)	2,215,000	2,293,374
New Jersey Econom Dev Auth Rev (Provident Montclair Proj.) 5% 6/1/2027 (Assured Guaranty Inc Insured)	40,000	40,819
New Jersey Econom Dev Auth Rev (Provident Montclair Proj.) 5% 6/1/2028 (Assured Guaranty Inc Insured)	55,000	56,249
New Jersey Econom Dev Auth Rev (Provident Montclair Proj.) 5% 6/1/2029 (Assured Guaranty Inc Insured)	40,000	40,893
New Jersey Educational Facilities Authority (Stockton University Proj.) Series 2016A, 5% 7/1/2029	2,480,000	2,485,517
TOTAL EDUCATION		4,916,852
General Obligations - 3.5%
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2036	755,000	763,528
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2034	755,000	773,076
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2036	1,040,000	1,054,295
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2041	945,000	932,582
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2046	1,415,000	1,322,532
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2050	1,890,000	1,731,917
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2036	4,895,000	5,156,914
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 6/15/2031	1,040,000	1,136,019
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 6/15/2033	190,000	205,955
New Jersey St Gen. Oblig. 2% 6/1/2034	5,340,000	4,631,406
New Jersey St Gen. Oblig. 2% 6/1/2036	1,140,000	941,171
New Jersey Trans Trust Fund Auth 0% 12/15/2029 (Assured Guaranty Inc Insured) (g)	1,275,000	1,145,757
New Jersey Trans Trust Fund Auth 0% 12/15/2031 (Financial Guaranty Ins CO Insured) (g)	5,300,000	4,445,073
New Jersey Trans Trust Fund Auth 0% 12/15/2033 (Assured Guaranty Inc Insured) (g)	1,650,000	1,287,474
New Jersey Trans Trust Fund Auth 0% 12/15/2036 (Ambac Assurance Corp Insured) (g)	10,000,000	6,835,160
New Jersey Trans Trust Fund Auth 4% 12/15/2039	945,000	936,068
New Jersey Trans Trust Fund Auth 4% 6/15/2045	6,365,000	6,051,652
New Jersey Trans Trust Fund Auth 4% 6/15/2050	895,000	816,477
New Jersey Trans Trust Fund Auth 5% 6/15/2032	3,360,000	3,692,903
New Jersey Trans Trust Fund Auth 5% 6/15/2032	1,055,000	1,178,201
New Jersey Trans Trust Fund Auth 5% 6/15/2033	4,000,000	4,509,960
New Jersey Trans Trust Fund Auth 5% 6/15/2033	945,000	1,034,175
New Jersey Trans Trust Fund Auth 5% 6/15/2034	5,370,000	5,851,045
New Jersey Trans Trust Fund Auth 5% 6/15/2037	2,830,000	3,025,637
New Jersey Trans Trust Fund Auth 5% 6/15/2042	15,870,000	17,274,265
New Jersey Trans Trust Fund Auth 5.25% 6/15/2050	5,290,000	5,587,739
New Jersey Trans Trust Fund Auth 5.25% 6/15/2055	11,150,000	11,676,550
New Jersey Trans Trust Fund Auth Series 2008 A, 0% 12/15/2038 (Build America Mutual Assurance Co Insured) (g)	3,575,000	2,240,067
New Jersey Trans Trust Fund Auth Series 2018 A, 4.25% 12/15/2038	2,345,000	2,359,548
New Jersey Trans Trust Fund Auth Series 2018 A, 5% 12/15/2032	3,025,000	3,176,326
New Jersey Trans Trust Fund Auth Series 2018 A, 5% 12/15/2034	545,000	569,881
New Jersey Trans Trust Fund Auth Series 2022 A, 4% 6/15/2041	4,625,000	4,548,876
New Jersey Trans Trust Fund Auth Series 2022 A, 4% 6/15/2042	3,105,000	3,048,054
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2029	7,555,000	8,079,694
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2035	590,000	649,047
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2036	6,915,000	7,568,353
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2037	3,195,000	3,480,552
New Jersey Trans Trust Fund Auth Series 2023A, 5.25% 6/15/2042	1,000,000	1,091,196
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2032	1,135,000	1,263,844
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2033	2,090,000	2,346,552
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2033	1,065,000	1,195,731
TOTAL GENERAL OBLIGATIONS		135,615,252
Health Care - 0.1%
New Jersey Econom Dev Auth Rev (Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% (c)	750,000	581,870
New Jersey Economic Dev Auth Rev (White Horse HMT Urban Renewal LLC Proj.) 5% (c)	832,728	586,985
New Jersey Health Care (St Joseph Hosp & Med Ctr, NJ Proj.) Series 2016, 4% 7/1/2048	1,700,000	1,471,733
New Jersey Health Care (Univ of Penn Health Systems Proj.) 5% 7/1/2030	945,000	948,208
TOTAL HEALTH CARE		3,588,796
Tobacco Bonds - 0.1%
Tobacco Settlement Fin Corp NJ Series 2018B, 5% 6/1/2046	2,295,000	2,231,145
Transportation - 1.7%
New Jersey Trans Trust Fund Auth (New Jersey St Grant Anticipati Proj.) Series 2016 A 1, 5% 6/15/2029	3,350,000	3,358,986
New Jersey Turnpike Authority 4.25% 1/1/2043	6,000,000	6,078,339
New Jersey Turnpike Authority 5% 1/1/2031 (d)	2,335,000	2,512,868
New Jersey Turnpike Authority 5% 1/1/2032	2,980,000	3,324,621
New Jersey Turnpike Authority 5% 1/1/2046	8,000,000	8,469,354
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2042	3,145,000	3,438,559
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2043	3,305,000	3,596,879
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2044	4,405,000	4,765,472
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2045	3,930,000	4,221,499
New Jersey Turnpike Authority Series 2025 C, 5% 1/1/2034	680,000	776,113
New Jersey Turnpike Authority Series 2025 C, 5% 1/1/2035	695,000	799,631
New Jersey Turnpike Authority Series 2025A, 5.25% 1/1/2050	11,380,000	12,240,152
Port Auth NY & NJ Series 243, 5% 12/1/2038	5,500,000	6,181,682
South Jersey Trans Auth NJ Trans Sys Rev Series 2022 A, 4.5% 11/1/2042	1,500,000	1,527,809
South Jersey Trans Auth NJ Trans Sys Rev Series 2022 A, 4.625% 11/1/2047	2,500,000	2,495,608
TOTAL TRANSPORTATION		63,787,572
TOTAL NEW JERSEY		210,139,617
New Mexico - 0.4%
General Obligations - 0.4%
New Mexico Mun Energy Acquisition Auth Gas Supply Rev 5% tender 6/1/2054 (Royal Bank of Canada Guaranteed) (b)	12,180,000	12,946,674
Health Care - 0.0%
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2034	200,000	203,402
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2049	335,000	310,196
TOTAL HEALTH CARE		513,598
Housing - 0.0%
New Mexico Mtg Fin Auth (NM SF Mortgage Proj.) Series 2019 D, 3.75% 1/1/2050	555,000	554,711
TOTAL NEW MEXICO		14,014,983
New York - 10.8%
Education - 0.4%
Hempstead Town NY Local Dev Corp Rev (Hofstra Univ, NY Proj.) Series 2021 A, 3% 7/1/2051	2,285,000	1,643,444
New York St Dorm Auth Revs Non St Supportd Debt (New School (The) Proj.) 5% 7/1/2032	2,360,000	2,383,406
New York St Dorm Auth Revs Non St Supported Debt (New School (The) Proj.) 5% 7/1/2033	660,000	715,613
New York St Dorm Auth Revs Non St Supported Debt (New School (The) Proj.) 5% 7/1/2034	1,370,000	1,476,126
New York St Dorm Auth Revs Non St Supported Debt (New School (The) Proj.) 5% 7/1/2038	1,785,000	1,881,103
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2047	2,000,000	1,699,442
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2037	570,000	591,629
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2042	1,605,000	1,627,638
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2050	4,150,000	4,042,914
TOTAL EDUCATION		16,061,315
Electric Utilities - 0.3%
Long Island Pwr Auth NY Elec Series 2017, 5% 9/1/2033	470,000	482,966
Long Island Pwr Auth NY Elec Series 2017, 5% 9/1/2035	1,890,000	1,939,474
Long Island Pwr Auth NY Elec Series 2017, 5% 9/1/2036	1,070,000	1,097,360
Long Island Pwr Auth NY Elec Series 2024B, 3% tender 9/1/2049 (b)	9,720,000	9,585,773
TOTAL ELECTRIC UTILITIES		13,105,573
General Obligations - 1.6%
City of New York NY Gen. Oblig. 5% 8/1/2031	6,010,000	6,505,848
City of New York NY Gen. Oblig. 5% 8/1/2032	1,000,000	1,118,105
City of New York NY Gen. Oblig. 5.25% 2/1/2046	2,500,000	2,705,600
City of New York NY Gen. Oblig. 5.25% 2/1/2047	4,725,000	5,071,107
City of New York NY Gen. Oblig. 5.25% 2/1/2048	5,760,000	6,110,207
City of New York NY Gen. Oblig. Series FISCAL 2024 C, 5.25% 3/1/2053	5,205,000	5,409,379
City of New York NY Gen. Oblig. Series FISCAL 2024 D, 5.25% 4/1/2054	6,225,000	6,465,434
City of New York NY Gen. Oblig. Series FISCAL 2025G SUB G 1, 5.25% 2/1/2048	5,555,000	5,874,739
City of New York NY Gen. Oblig. Series FISCAL2024A, 5% 8/1/2040	2,470,000	2,685,290
City of New York NY Gen. Oblig. Series FISCAL2024A, 5% 8/1/2041	2,365,000	2,555,052
New York Energy Finance Development Corp Series 2025, 5% tender 7/1/2056 (Athene Annuity and Life Co Guaranteed) (b)	8,405,000	8,653,750
New York NY City Edl Constr Fd (City of New York NY Proj.) Series 2021 B, 5% 4/1/2046	4,505,000	4,639,561
TOTAL GENERAL OBLIGATIONS		57,794,072
Health Care - 0.1%
Oneida County Local Development Corp (Mohawk Valley Health System Proj.) 4% 12/1/2032 (Assured Guaranty Inc Insured)	945,000	961,267
Oneida County Local Development Corp (Mohawk Valley Health System Proj.) 5% 12/1/2030 (Assured Guaranty Inc Insured)	1,415,000	1,497,496
Suffolk Cnty NY Economic Dev Corp Rev (St Johnland Assisted Living Proj.) Series 2021, 5.125% 11/1/2041 (c)	600,000	538,707
Suffolk Cnty NY Economic Dev Corp Rev (St Johnland Assisted Living Proj.) Series 2021, 5.375% 11/1/2054 (c)	1,020,000	823,558
TOTAL HEALTH CARE		3,821,028
Housing - 1.0%
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2023E 2, 3.8% tender 11/1/2063 (b)	780,000	786,079
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2024 B 2, 3.7% tender 5/1/2064 (b)	11,205,000	11,307,509
New York St Hsg Fin Agy (New York Mhsg 8/22/2007 Proj.) Series 2025D 2, 3.375% tender 5/1/2065 (b)	11,885,000	11,927,103
New York St Hsg Fin Agy Series 2023 C2, 3.8% tender 11/1/2062 (b)	13,520,000	13,524,363
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2019 J, 3.05% 11/1/2049	1,235,000	923,060
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 F 1, 2.4% 11/1/2046	1,725,000	1,181,233
TOTAL HOUSING		39,649,347
Industrial Development - 0.4%
MTA Hudson Rail Yards Trust Series 2016 A, 5% 11/15/2056	16,100,000	15,916,611
Special Tax - 5.3%
Hudson Yds Infrastructure Corp NY Rev Series 2017 A, 5% 2/15/2033	3,395,000	3,449,825
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5% 11/1/2038	7,400,000	8,282,007
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5.25% 11/1/2048	14,985,000	15,901,425
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024F SUB F 1, 5% 2/1/2040	4,720,000	5,189,941
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024F SUB F 1, 5% 2/1/2041	4,370,000	4,755,544
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 SUB F 1, 5% 2/1/2045	2,700,000	2,893,881
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 SUB F 1, 5% 2/1/2046	2,505,000	2,653,942
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 SUB F 1, 5% 2/1/2047	7,285,000	7,638,327
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 SUB F 1, 5% 2/1/2050	3,825,000	3,947,853
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 SUB F 1, 5.25% 2/1/2052	2,700,000	2,838,771
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 SUB F 1, 5.5% 2/1/2048	4,070,000	4,448,887
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 SUB F 1, 5.5% 2/1/2050	2,820,000	3,057,334
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026C, 5% 11/1/2050	11,215,000	11,583,322
New York NY City Transitional Fin Auth Rev Series 2018 1, 5% 11/1/2029	2,450,000	2,535,083
New York NY City Transitional Fin Auth Rev Series B 1, 5% 8/1/2034	1,890,000	1,969,598
New York NY City Transitional Fin Auth Rev Series FISCAL 2024A SUB A 1, 5% 5/1/2042	5,130,000	5,527,255
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) 5% 3/15/2041	16,795,000	18,384,991
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2018 C, 5% 3/15/2038	6,785,000	7,014,499
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2024 B, 5% 3/15/2030	4,065,000	4,440,214
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2024 B, 5% 3/15/2031	5,965,000	6,630,048
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2024 B, 5% 3/15/2036	3,680,000	4,247,835
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2024 B, 5% 3/15/2038	3,910,000	4,456,194
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) 3% 3/15/2050	5,030,000	3,656,875
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2019 D, 3% 2/15/2049	5,070,000	3,748,216
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2030	3,720,000	4,049,011
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2031	7,440,000	8,222,785
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2032	9,295,000	10,394,484
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2033	2,425,000	2,742,608
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2034	2,170,000	2,477,056
New York State Urban Development Corp (New York State Pit Proj.) Series 2020E, 4% 3/15/2044	19,615,000	19,011,770
New York State Urban Development Corp (New York State Pit Proj.) Series 2020E, 4% 3/15/2045	8,600,000	8,251,223
NY Convention Ctr Dev Corp Rev Series 2015, 5% 11/15/2029	4,720,000	4,726,118
TOTAL SPECIAL TAX		199,126,922
Transportation - 1.1%
Metropolitan Transn Auth NY Rv 4% 11/15/2046	31,520,000	29,134,327
Metropolitan Transn Auth NY Rv 4% 11/15/2047	2,205,000	2,003,836
Metropolitan Transn Auth NY Rv Series 2017 C 2, 0% 11/15/2029 (g)	2,150,000	1,931,679
Metropolitan Transn Auth NY Rv Series 2017 C 2, 0% 11/15/2033 (g)	5,285,000	4,079,059
Metropolitan Transn Auth NY Rv Series 2017 D, 5% 11/15/2030	4,720,000	4,918,421
TOTAL TRANSPORTATION		42,067,322
Water & Sewer - 0.6%
New York NY Cty Muni Wtr Fin Auth 5.5% 6/15/2039	2,515,000	2,959,347
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2026 BB, 5.5% 6/15/2056	16,700,000	18,070,040
TOTAL WATER & SEWER		21,029,387
TOTAL NEW YORK		408,571,577
Non-state Specific - 0.3%
Housing - 0.3%
Federal Home Ln Mtg Corp Multifamily Var Rate Ctfs Series ML 34, 4.773% 12/25/2042 (b)	12,090,000	12,422,468
North Carolina - 0.9%
General Obligations - 0.0%
Alamance Cnty NC Gen. Oblig. Series 2021, 2% 5/1/2034	1,130,000	984,917
Health Care - 0.3%
North Carolina Med Care Commn Health Care Facs Rev (Lutheran Retirement Ministries of Alamance County NC Proj.) 4% 3/1/2036	850,000	850,264
North Carolina Med Care Commn Health Care Facs Rev (Lutheran Retirement Ministries of Alamance County NC Proj.) Series 2021 A, 4% 3/1/2051	1,790,000	1,488,013
North Carolina Med Care Commn Health Care Facs Rev (Unc Rex Healthcare Proj.) Series 2020 A, 3% 7/1/2045	2,325,000	1,890,803
North Carolina Med Care Commn Health Care Facs Rev (Wake Baptist Proj.) 5% 12/1/2029	1,310,000	1,380,124
North Carolina Med Care Commn Health Care Facs Rev (Wake Baptist Proj.) 5% 12/1/2030	1,360,000	1,429,868
North Carolina Med Care Commn Health Care Facs Rev (Wake Baptist Proj.) 5% 12/1/2032	1,035,000	1,083,534
North Carolina Med Care Commn Health Care Facs Rev (Wake Baptist Proj.) 5% 12/1/2033	755,000	789,155
TOTAL HEALTH CARE		8,911,761
Housing - 0.1%
NC Hsg Fin Agy Homeownership Rev (NC Homeownership Proj.) Series 45, 2.2% 7/1/2040	1,975,000	1,563,158
North Carolina Hsg Fin Agy (NC Homeownership Proj.) Series 59 A, 6.25% 1/1/2057	955,000	1,080,932
TOTAL HOUSING		2,644,090
Resource Recovery - 0.0%
North Carolina Cap Facs Fin Agy Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2010 A, 2.55% tender 7/1/2034 (b)	800,000	799,635
Transportation - 0.5%
Charlotte NC Arpt Rev Series A, 5% 7/1/2035	1,890,000	1,932,961
North Carolina St Grant Antic Rev Series 2021, 2% 3/1/2036	3,505,000	2,929,967
North Carolina Tpk Auth Triangle Expwy Sys Rev 4% 1/1/2055	3,045,000	2,641,252
North Carolina Tpk Auth Triangle Expwy Sys Rev 5% 1/1/2043	4,250,000	4,383,559
North Carolina Tpk Auth Triangle Expwy Sys Rev 5% 1/1/2044	5,295,000	5,440,723
TOTAL TRANSPORTATION		17,328,462
Water & Sewer - 0.0%
Union Cnty NC Enterprise Sys Rev Series 2021, 3% 6/1/2043	2,000,000	1,718,617
TOTAL NORTH CAROLINA		32,387,482
North Dakota - 0.1%
Education - 0.1%
University North Dakota Ctfs Partn (University ND Univ Revs Proj.) Series 2021 A, 3% 6/1/2061 (Assured Guaranty Inc Insured)	3,620,000	2,426,159
General Obligations - 0.0%
Fargo ND Gen. Oblig. Series 2020 B, 2.125% 5/1/2042	2,725,000	1,977,595
Grand Forks N Gen. Oblig. Series 2020 A, 2.125% 12/1/2043	425,000	295,634
TOTAL GENERAL OBLIGATIONS		2,273,229
TOTAL NORTH DAKOTA		4,699,388
Ohio - 1.7%
Education - 0.2%
Ohio St Higher Ed Fac Comm (Ohio Wesleyan University Proj.) Series 2019, 4% 10/1/2044	1,675,000	1,496,462
Ohio St Higher Ed Fac Comm (Xavier Univ, OH Proj.) 5% 5/1/2032	1,260,000	1,343,883
Ohio St Higher Ed Fac Comm (Xavier Univ, OH Proj.) 5% 5/1/2038	1,015,000	1,065,462
Ohio St Higher Ed Fac Comm (Xavier Univ, OH Proj.) 5% 5/1/2041	1,630,000	1,678,465
Ohio St Higher Ed Fac Comm (Xavier Univ, OH Proj.) 5.25% 5/1/2049	1,615,000	1,603,673
Univ Akron Ohio Gen Rcpt 5% 1/1/2030	1,630,000	1,736,167
TOTAL EDUCATION		8,924,112
Electric Utilities - 0.1%
American Mun Pwr Solar 5% 2/15/2039	945,000	977,824
American Mun Pwr Solar Series 2019 A, 5% 2/15/2038	1,415,000	1,468,322
American Mun Pwr Solar Series 2019 A, 5% 2/15/2044	2,975,000	3,048,071
TOTAL ELECTRIC UTILITIES		5,494,217
Escrowed/Pre-Refunded - 0.1%
Akron Bath Copley Hsp Dist OH 5.25% 11/15/2046 (Pre-refunded to 11/15/2026 at 100)	3,965,000	4,016,964
Columbus OH City Sch Dist 5% 12/1/2032 (Pre-refunded to 6/1/2026 at 100)	150,000	150,271
Univ Akron Ohio Gen Rcpt 5% 1/1/2030 (Escrowed to Maturity)	70,000	75,545
TOTAL ESCROWED/PRE-REFUNDED		4,242,780
General Obligations - 0.2%
Berkshire Local School District Series 2021, 3% 10/1/2046	2,485,000	1,917,522
Cleveland Ohio Mun Sch Dist Series 2025, 5% 12/1/2043	1,000,000	1,066,181
Cleveland Ohio Mun Sch Dist Series 2025, 5% 12/1/2045	1,000,000	1,051,192
Columbus OH City Sch Dist 5% 12/1/2032	795,000	796,438
Dublin OH City Sch Dist Series 2024, 5% 12/1/2043	1,000,000	1,085,560
Dublin OH City Sch Dist Series 2024, 5% 12/1/2048	2,365,000	2,480,667
TOTAL GENERAL OBLIGATIONS		8,397,560
Health Care - 0.5%
Fairfield Cnty OH Hosp Facs Rv (Fairfield Medical Center Proj.) 5% 6/15/2026	70,000	70,007
Fairfield Cnty OH Hosp Facs Rv (Fairfield Medical Center Proj.) 5% 6/15/2027	75,000	75,021
Fairfield Cnty OH Hosp Facs Rv (Fairfield Medical Center Proj.) 5% 6/15/2028	80,000	80,019
Fairfield Cnty OH Hosp Facs Rv (Fairfield Medical Center Proj.) 5.25% 6/15/2043	4,720,000	4,303,940
Muskingum Cnty OH Hosp Facs (Genesis Healthcare Proj.) Series 2013, 5% 2/15/2027	40,000	40,077
Ohio St Hosp Rev (University Hosp Hlth Sys, OH Proj.) Series 2021 A, 4% 1/15/2046	3,900,000	3,497,685
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundation/The Proj.) Series 2017A, 5% 1/1/2031	130,000	134,693
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) 5% 2/15/2029	1,195,000	1,196,191
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) Series 2019, 5% 2/15/2029	1,130,000	1,160,168
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2028	1,075,000	1,112,155
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2029	1,140,000	1,192,056
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2030	1,205,000	1,271,809
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2031	1,280,000	1,362,012
TOTAL HEALTH CARE		15,495,833
Housing - 0.0%
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2019B, 4.5% 3/1/2050	185,000	186,841
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2023 B, 6% 3/1/2055	1,395,000	1,523,797
TOTAL HOUSING		1,710,638
Special Tax - 0.1%
Cleveland Ohio Income Tax Rev Series 2018 A, 5% 10/1/2035	1,890,000	1,952,438
Cleveland Ohio Income Tax Rev Series 2018 A, 5% 10/1/2037	1,180,000	1,214,769
Cleveland Ohio Income Tax Rev Series 2018 A, 5% 10/1/2038	1,415,000	1,454,571
TOTAL SPECIAL TAX		4,621,778
Tobacco Bonds - 0.4%
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 3% 6/1/2048	4,070,000	2,887,754
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 4% 6/1/2048	3,695,000	3,206,824
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 5% 6/1/2029	3,870,000	4,113,375
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 5% 6/1/2034	1,140,000	1,210,643
TOTAL TOBACCO BONDS		11,418,596
Transportation - 0.1%
Ohio St Tpk Commn Tpk Rev Series 2013 A 2, 0% 2/15/2042 (g)	5,475,000	2,919,334
TOTAL OHIO		63,224,848
Oklahoma - 0.4%
Education - 0.0%
Oklahoma Dev Fin Auth Rev (Oklahoma City University Proj.) Series 2019, 5% 8/1/2044	1,590,000	1,529,197
General Obligations - 0.1%
OK Cnty Okla Fin Auth Edl Facs Lease Rev (Midwest City- Del City Sch Dist OK Number 52 Proj.) Series 2024, 5% 10/1/2033 (Build America Mutual Assurance Co Insured)	1,750,000	1,962,991
Housing - 0.0%
Oklahoma Hsg Fin Agy Single Family Mtg Rev (OK Sf Mtge Rev Bonds 10/1/18 Proj.) 6% 3/1/2054	255,000	279,200
Special Tax - 0.0%
Oklahoma Cty OK Pub Ppty Auth Hotel Tax Rev 5% 10/1/2032	1,040,000	1,041,362
Transportation - 0.3%
Oklahoma St Tpk Auth Tpk Rev 5% 1/1/2042	2,000,000	2,202,121
Oklahoma St Tpk Auth Tpk Rev 5.25% 1/1/2046	9,000,000	9,735,078
TOTAL TRANSPORTATION		11,937,199
TOTAL OKLAHOMA		16,749,949
Oregon - 1.0%
General Obligations - 0.6%
City of Lake Oswego OR Gen. Oblig. 2.8% 6/1/2039	2,075,000	1,828,811
Clackamas Cnty Ore Gen. Oblig. 1.625% 6/1/2036	1,050,000	834,059
Oregon St Gen. Oblig. Series 2023D, 5% 6/1/2042	1,410,000	1,532,171
Polk Marion & Benton Cntys OR Sch Dist No 13j 0% 12/15/2038 (Oregon St Guaranteed) (g)	1,995,000	1,186,725
Washington Cnty OR Sch Dist 48j Beaverton Series 2025A, 0% 6/15/2039 (Oregon St Guaranteed) (g)	1,725,000	991,724
Washington Cnty OR Sch Dist 48j Beaverton Series 2025A, 0% 6/15/2040 (Oregon St Guaranteed) (g)	6,550,000	3,543,485
Washington Cnty OR Sch Dist 48j Beaverton Series 2025A, 0% 6/15/2042 (Oregon St Guaranteed) (g)	1,005,000	480,018
Washington Cnty OR Sch Dist 48j Beaverton Series 2025A, 0% 6/15/2045 (Oregon St Guaranteed) (g)	1,210,000	476,585
Washington Cnty OR Sch Dist 48j Beaverton Series 2025A, 0% 6/15/2046 (Oregon St Guaranteed) (g)	3,000,000	1,106,309
Washington Cnty OR Sch Dist 48j Beaverton Series 2025A, 0% 6/15/2047 (Oregon St Guaranteed) (g)	2,500,000	862,028
Washington Multnomah & Yamhill Cnty Sch Dist 1J 5% 6/15/2033 (Oregon St Guaranteed)	1,020,000	1,043,026
Washington Multnomah & Yamhill Cnty Sch Dist 1J 5% 6/15/2036 (Oregon St Guaranteed)	2,830,000	2,884,753
Washington Multnomah & Yamhill Cnty Sch Dist 1J 5% 6/15/2038 (Oregon St Guaranteed)	2,830,000	2,879,165
TOTAL GENERAL OBLIGATIONS		19,648,859
Health Care - 0.2%
Oregon Hlth Sciences Univ Rev Series 2021 A, 3% 7/1/2051	8,590,000	6,024,241
Salem OR Hosp Fac Auth Rev (Salem Health Proj.) Series 2019 A, 3% 5/15/2049	3,960,000	2,884,334
TOTAL HEALTH CARE		8,908,575
Housing - 0.1%
Oregon St Hsg & Cmnty Svcs Dpt (OR Single Family Hsg Proj.) Series 2019A, 2.65% 7/1/2039	685,000	591,107
Oregon St Hsg & Cmnty Svcs Dpt (OR Single Family Hsg Proj.) Series 2019A, 4% 7/1/2050	2,015,000	2,023,110
TOTAL HOUSING		2,614,217
Special Tax - 0.1%
Oregon St Dept Admin Lottery 5.25% 4/1/2044	4,690,000	5,237,485
TOTAL OREGON		36,409,136
Pennsylvania - 4.5%
Education - 0.1%
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 3.5% (h)(i)	1,160,000	291,507
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 4% (h)(i)	2,135,000	536,526
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 4.25% (h)(i)	2,375,000	596,838
Pennsylvania St Higher Edl Rev (Drexel University, PA Proj.) Series 2016, 5% 5/1/2029	945,000	945,596
Pennsylvania St Higher Edl Rev (Drexel University, PA Proj.) Series 2016, 5% 5/1/2031	945,000	945,596
TOTAL EDUCATION		3,316,063
Electric Utilities - 0.2%
Philadelphia PA Gas Wks Rev Series SEVENTEENTH A, 5.25% 8/1/2054 (Assured Guaranty Inc Insured)	3,530,000	3,704,519
Philadelphia PA Gas Wks Rev Series SIXTEENTH A, 4% 8/1/2045 (Assured Guaranty Inc Insured)	2,185,000	2,111,450
TOTAL ELECTRIC UTILITIES		5,815,969
General Obligations - 0.8%
Pennsylvania St Ctfs Partn (Pennsylvania St Proj.) Series 2018, 5% 7/1/2035	710,000	729,925
Pennsylvania St Ctfs Partn (Pennsylvania St Proj.) Series 2018, 5% 7/1/2037	755,000	774,697
Pennsylvania St Ctfs Partn (Pennsylvania St Proj.) Series 2018, 5% 7/1/2038	710,000	727,784
Pennsylvania St Ctfs Partn (Pennsylvania St Proj.) Series 2018, 5% 7/1/2043	1,890,000	1,929,228
Philadelphia PA Gen. Oblig. Series 2019B, 5% 2/1/2033	1,510,000	1,604,968
Philadelphia PA Gen. Oblig. Series 2019B, 5% 2/1/2036	1,400,000	1,475,881
Philadelphia PA Gen. Oblig. Series 2019B, 5% 2/1/2037	1,810,000	1,901,874
Philadelphia PA Sch Dist 4% 9/1/2035	2,175,000	2,210,892
Philadelphia PA Sch Dist 4% 9/1/2036	1,890,000	1,914,890
Philadelphia PA Sch Dist 5% 9/1/2031	1,100,000	1,169,581
Philadelphia PA Sch Dist 5% 9/1/2033	6,485,000	6,854,470
Philadelphia PA Sch Dist 5% 9/1/2033 (Assured Guaranty Inc Insured)	1,945,000	2,064,679
Philadelphia PA Sch Dist 5% 9/1/2034	1,370,000	1,429,548
Philadelphia PA Sch Dist 5% 9/1/2035	945,000	984,929
Philadelphia PA Sch Dist Series B, 5% 9/1/2043	1,315,000	1,351,222
State Pub Sch Bldg Auth PA Lease Rev (Philadelphia PA Sch Dist Proj.) Series 2015A, 5% 6/1/2026	695,000	696,062
State Pub Sch Bldg Auth PA Sch Rev (Harrisburg PA Sch Dist Proj.) Series 2016 A, 5% 12/1/2029	4,595,000	4,651,532
TOTAL GENERAL OBLIGATIONS		32,472,162
Health Care - 1.5%
Alleg Cnty PA Dev Auth (UPMC Proj.) Series 2019 A, 4% 7/15/2036	2,360,000	2,366,687
Bucks Cnty PA Ida Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021, 3% 8/15/2053 (Assured Guaranty Inc Insured)	5,745,000	4,097,470
Dauphin Cnty PA Gen Auth Hlth Sys Rev (UPMC Proj.) Series 2016 A, 5% 6/1/2029	1,255,000	1,257,270
Lehigh Cnty PA Gen Purp Auth Hosp Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019 A, 4% 7/1/2037	1,890,000	1,873,586
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2028	40,000	39,497
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2029	40,000	39,267
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2030	4,105,000	4,001,733
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2032	130,000	124,543
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2036	4,395,000	4,058,931
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2040	2,405,000	2,108,767
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 4% 9/1/2044	4,875,000	4,490,791
Northampton Cnty PA Gen Purp Auth Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2018A, 4% 8/15/2048	6,835,000	5,807,815
Pennslyvania Dev Fing Auth Rev (Presbyterian Homes, PA Proj.) Series 2023B 2, 5% 7/1/2038	1,040,000	1,086,166
Pennsylvania Higher Educational Facilities Authority (Thomas Jefferson Univ-Abiington Proj.) 5.25% 11/1/2043	5,000,000	5,380,935
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2019A, 4% 6/1/2044	1,405,000	1,359,192
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2019A, 4% 6/1/2049	3,345,000	2,979,209
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2023A, 5% 6/1/2029	9,600,000	10,225,236
Union Cnty PA Hosp Auth Hosp Rev (Wellspan Health Group Proj.) 5% 8/1/2033	945,000	961,955
Union Cnty PA Hosp Auth Hosp Rev (Wellspan Health Group Proj.) 5% 8/1/2038	3,025,000	3,088,279
TOTAL HEALTH CARE		55,347,329
Housing - 0.1%
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 10/1/2043	1,495,000	1,572,196
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2023 142A, 4.5% 10/1/2038	2,075,000	2,137,132
TOTAL HOUSING		3,709,328
Special Tax - 0.0%
Pittsburgh & Alleg Cnty Parking 5% 12/15/2035	1,060,000	1,081,700
Pittsburgh & Alleg Cnty Parking 5% 12/15/2037	470,000	479,050
TOTAL SPECIAL TAX		1,560,750
Transportation - 1.4%
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 B, 5% 1/1/2051	5,350,000	5,418,697
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 B, 5% 1/1/2056	11,795,000	11,904,293
Pennsylvania Turnpike Commission 5.25% 12/1/2055	8,425,000	8,921,959
Pennsylvania Turnpike Commission Series 2021 A, 4% 12/1/2050	16,995,000	15,298,960
Pennsylvania Turnpike Commission Series 2024 A, 5% 12/1/2040	2,650,000	2,914,458
Pennsylvania Turnpike Commission Series 2026, 5% 12/1/2039	5,730,000	6,484,854
Philadelphia PA Airport Rev 5% 7/1/2028	470,000	483,211
Philadelphia PA Airport Rev 5% 7/1/2029	470,000	483,059
Philadelphia PA Airport Rev 5% 7/1/2030	520,000	534,142
Philadelphia PA Airport Rev 5% 7/1/2031	565,000	579,906
Philadelphia PA Airport Rev 5% 7/1/2032	520,000	533,293
Philadelphia PA Airport Rev 5% 7/1/2033	565,000	578,952
TOTAL TRANSPORTATION		54,135,784
Water & Sewer - 0.4%
Capital Region Wtr PA Wtr Rev 5% 7/15/2038	945,000	980,507
Philadelphia PA Wtr & Wastewtr Series 2023B, 5% 9/1/2039 (Assured Guaranty Inc Insured)	4,275,000	4,708,245
Philadelphia PA Wtr & Wastewtr Series 2023B, 5% 9/1/2040 (Assured Guaranty Inc Insured)	4,750,000	5,207,309
Philadelphia PA Wtr & Wastewtr Series 2023B, 5.5% 9/1/2053 (Assured Guaranty Inc Insured)	2,720,000	2,903,647
Pittsburgh PA Wtr & Swr Auth Series 2019 B, 5% 9/1/2032 (Assured Guaranty Inc Insured)	1,890,000	2,121,723
TOTAL WATER & SEWER		15,921,431
TOTAL PENNSYLVANIA		172,278,816
Puerto Rico - 0.7%
General Obligations - 0.5%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 0% 7/1/2033 (g)	10,912,493	7,906,029
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 4% 7/1/2033	8,345,792	8,333,763
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 4% 7/1/2035	3,005,000	2,977,124
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2029	1,260,915	1,327,142
TOTAL GENERAL OBLIGATIONS		20,544,058
Water & Sewer - 0.2%
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 4% 7/1/2042 (c)	2,165,000	2,053,002
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2033 (c)	1,030,000	1,076,926
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2037 (c)	3,130,000	3,242,364
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2022 A, 4% 7/1/2042 (c)	1,445,000	1,370,248
TOTAL WATER & SEWER		7,742,540
TOTAL PUERTO RICO		28,286,598
Rhode Island - 0.7%
Education - 0.3%
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2035	1,210,000	1,335,091
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2042	3,300,000	3,518,602
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2043	1,180,000	1,250,319
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2048	5,135,000	5,243,210
TOTAL EDUCATION		11,347,222
General Obligations - 0.1%
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5% 5/15/2032 (Build America Mutual Assurance Co Insured)	750,000	834,707
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5% 5/15/2033 (Build America Mutual Assurance Co Insured)	775,000	870,110
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5% 5/15/2039 (Build America Mutual Assurance Co Insured)	1,250,000	1,370,909
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5.25% 5/15/2042 (Build America Mutual Assurance Co Insured)	1,175,000	1,283,655
TOTAL GENERAL OBLIGATIONS		4,359,381
Health Care - 0.2%
Rhode Island Health & Edl Bldg Corp Rev (Care New England Health System Proj.) 5% 9/1/2031	4,605,000	4,609,182
Rhode Island Health & Edl Bldg Corp Rev (Lifespan Corp Obligated Group Proj.) Series 2024, 5% 5/15/2034	1,695,000	1,836,610
Rhode Island Health & Edl Bldg Corp Rev (Lifespan Corp Obligated Group Proj.) Series 2026B, 5% 5/15/2031	1,730,000	1,868,484
TOTAL HEALTH CARE		8,314,276
Housing - 0.1%
Rhode Island Housing & Mortgage Finance Corp (RI Homeownership Proj.) Series 72 A, 3.5% 10/1/2050	475,000	474,413
Rhode Island Hsg & Mtg Fin Cp (RI Homeownership Proj.) 3% 4/1/2049	2,155,000	2,135,615
Rhode Island Hsg & Mtg Fin Cp (RI Homeownership Proj.) Series 70, 4% 10/1/2049	275,000	276,237
Rhode Island Hsg & Mtg Fin Cp (RI Homeownership Proj.) Series 73A, 2.3% 10/1/2040	2,000,000	1,587,161
TOTAL HOUSING		4,473,426
TOTAL RHODE ISLAND		28,494,305
South Carolina - 1.9%
Electric Utilities - 1.2%
South Carolina St Svc Auth Rev 5% 12/1/2044	3,750,000	4,012,497
South Carolina St Svc Auth Rev 5% 12/1/2045	2,250,000	2,386,473
South Carolina St Svc Auth Rev 5% 12/1/2046	2,475,000	2,600,366
South Carolina St Svc Auth Rev 5% 12/1/2050 (Assured Guaranty Inc Insured)	2,240,000	2,316,212
South Carolina St Svc Auth Rev 5% 12/1/2055	5,625,000	5,723,016
South Carolina St Svc Auth Rev Series 2024 A, 5% 12/1/2038	2,800,000	3,096,569
South Carolina St Svc Auth Rev Series 2024 A, 5.25% 12/1/2049	1,710,000	1,811,158
South Carolina St Svc Auth Rev Series 2024 A, 5.5% 12/1/2054	2,360,000	2,516,122
South Carolina St Svc Auth Rev Series 2024B, 4.125% 12/1/2044	585,000	566,874
South Carolina St Svc Auth Rev Series 2024B, 5% 12/1/2033	1,850,000	2,093,827
South Carolina St Svc Auth Rev Series 2024B, 5% 12/1/2039	2,640,000	2,898,435
South Carolina St Svc Auth Rev Series 2024B, 5% 12/1/2046	875,000	917,301
South Carolina St Svc Auth Rev Series 2024B, 5.25% 12/1/2054	6,445,000	6,748,648
South Carolina St Svc Auth Rev Series B, 5% 12/1/2035	3,425,000	3,460,263
South Carolina St Svc Auth Rev Series B, 5% 12/1/2036	5,140,000	5,188,952
TOTAL ELECTRIC UTILITIES		46,336,713
General Obligations - 0.0%
Beaufort Cnty SC Sch Dist Series 2021 A, 2% 3/1/2034	1,080,000	944,797
Health Care - 0.5%
South Carolina Jobs-Economic Dev Auth Health Care Facs Rev (Novant Health Inc Proj.) Series 2024 A, 5.5% 11/1/2046	8,000,000	8,644,851
South Carolina Jobs-Economic Dev Auth Hosp Rev (St Joseph Candler Health Proj.) 5% 7/1/2032	4,080,000	4,276,794
Spartanburg Cnty SC Regl Health Svcs Hosp Rev 4% 4/15/2048	6,530,000	5,680,924
TOTAL HEALTH CARE		18,602,569
Housing - 0.2%
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2019 A, 4% 1/1/2050	610,000	614,782
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2020 A, 3% 7/1/2040	1,705,000	1,491,232
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2022A, 5% 1/1/2029	285,000	300,951
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2022A, 5% 1/1/2030	470,000	502,650
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2022A, 5% 1/1/2031	520,000	568,347
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2022A, 5% 7/1/2029	470,000	500,794
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2022A, 5% 7/1/2030	520,000	560,179
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2022A, 5% 7/1/2031	535,000	588,751
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2023 B, 6% 1/1/2054	865,000	944,425
TOTAL HOUSING		6,072,111
TOTAL SOUTH CAROLINA		71,956,190
South Dakota - 0.2%
Health Care - 0.2%
South Dakota St Hlth & Edl Fac (Avera Health SD Proj.) 5% 7/1/2030	805,000	825,284
South Dakota St Hlth & Edl Fac (Avera Health SD Proj.) 5% 7/1/2035	685,000	698,196
South Dakota St Hlth & Edl Fac (Regional Health Inc Proj.) Series 2020 A, 3% 9/1/2045	2,245,000	1,845,575
South Dakota St Hlth & Edl Fac (Sanford Health, Sd Proj.) 5% tender 11/1/2051 (b)	3,900,000	4,253,118
TOTAL SOUTH DAKOTA		7,622,173
Tennessee - 1.5%
Education - 0.2%
Metro Gov Nashville & Davidson Cnty Tenn Hlth & Edl Facs Brd Rev (Lipscomb University Proj.) Series 2019 A, 5.25% 10/1/2058	7,340,000	6,933,756
Electric Utilities - 0.7%
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 A, 5% 5/15/2029	1,000,000	1,070,969
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 A, 5% 5/15/2031	6,285,000	6,969,520
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 A, 5% 5/15/2032	2,000,000	2,249,431
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 A, 5% 5/15/2041	2,000,000	2,203,730
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 A, 5% 5/15/2043	1,660,000	1,806,833
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 A, 5% 5/15/2044	1,665,000	1,798,602
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 B, 5% 5/15/2029	2,690,000	2,880,908
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 B, 5% 5/15/2030	4,160,000	4,539,572
TOTAL ELECTRIC UTILITIES		23,519,565
General Obligations - 0.4%
Germantown Tenn Gen. Oblig. Series 2021, 3% 12/1/2046	1,120,000	881,651
Greene Cnty Tenn 2% 6/1/2038	535,000	422,504
Tennessee Engy Acq Crp Gas Rev Series 2026A, 5% 11/1/2034 (Massachusetts Mutual Life Insurance Co Guaranteed)	15,510,000	16,575,891
TOTAL GENERAL OBLIGATIONS		17,880,046
Health Care - 0.2%
Chatanooga TN Health Ed & Hsg Fac Brd Rev (CommonSpirit Health Proj.) Series 2019A 1, 4% 8/1/2044	1,700,000	1,552,184
Chatanooga TN Health Ed & Hsg Fac Brd Rev (CommonSpirit Health Proj.) Series 2019A 2, 5% 8/1/2037	810,000	841,361
Chatanooga TN Health Ed & Hsg Fac Brd Rev (CommonSpirit Health Proj.) Series 2019A 2, 5% 8/1/2044	1,125,000	1,148,564
Shelby Cnty TN Hlth Edl & Hsg Facs (Methodist Le Bonheur Health Proj.) 5% 5/1/2027	1,160,000	1,180,771
Shelby Cnty TN Hlth Edl & Hsg Facs (Methodist Le Bonheur Health Proj.) 5% 5/1/2029	1,170,000	1,189,205
TOTAL HEALTH CARE		5,912,085
Housing - 0.0%
Tennessee Housing Development Agency Series 2019 3, 2.6% 7/1/2039	270,000	231,207
Tennessee Housing Development Agency Series 2019 3, 2.8% 7/1/2044	325,000	263,965
Tennessee Housing Development Agency Series 2019 4, 2.9% 7/1/2039	660,000	581,784
Tennessee Hsg Dev Agy Series 2015A, 3.5% 7/1/2045	360,000	359,732
TOTAL HOUSING		1,436,688
Water & Sewer - 0.0%
Crossville Tenn Wtr & Swr Rev Series 2020 C, 2.1% 6/1/2041	1,335,000	979,778
TOTAL TENNESSEE		56,661,918
Texas - 10.1%
Education - 0.4%
Newark Higher Ed Fin Corp Tex Rev (Abilene Christian Univ, TX Proj.) 5% 4/1/2029	1,985,000	1,987,683
Southwest Hrg Ed Auth TX Rev (Southern Methodist Univ, TX Proj.) 5% 10/1/2032	710,000	729,018
Texas A&M Univ Perm Univ Fund 5% 7/1/2038	4,245,000	4,636,254
Texas St Univ Sys Fing Rev 4% 3/15/2034	2,125,000	2,156,321
Texas St Univ Sys Fing Rev 4% 3/15/2035	1,890,000	1,912,740
University TX Perm Univ Fd Series 2023A, 5% 7/1/2040	1,880,000	2,061,992
TOTAL EDUCATION		13,484,008
Electric Utilities - 1.3%
Bryan Tex Rural Elec Sys Rev Series 2018, 4% 7/1/2043	985,000	944,440
Garland Tex Elec Util Sys Rev 4% 3/1/2046	1,700,000	1,567,096
Garland Tex Elec Util Sys Rev 4% 3/1/2051	2,125,000	1,857,066
Garland Tex Elec Util Sys Rev Series 2026, 5% 3/1/2041 (Assured Guaranty Inc Insured)	375,000	415,077
Garland Tex Elec Util Sys Rev Series 2026, 5% 3/1/2042 (Assured Guaranty Inc Insured)	475,000	522,857
Garland Tex Elec Util Sys Rev Series 2026, 5% 3/1/2043 (Assured Guaranty Inc Insured)	500,000	547,174
Garland Tex Elec Util Sys Rev Series 2026, 5% 3/1/2044 (Assured Guaranty Inc Insured)	575,000	625,342
Garland Tex Elec Util Sys Rev Series 2026, 5% 3/1/2045 (Assured Guaranty Inc Insured)	550,000	591,032
Garland Tex Elec Util Sys Rev Series 2026, 5% 3/1/2046 (Assured Guaranty Inc Insured)	850,000	906,980
Garland Tex Elec Util Sys Rev Series 2026, 5% 3/1/2047 (Assured Guaranty Inc Insured)	1,035,000	1,095,322
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2018, 5% 5/15/2033	4,260,000	4,419,570
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2018, 5% 5/15/2035	2,005,000	2,073,348
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5% 5/15/2032 (Assured Guaranty Inc Insured)	1,930,000	2,152,373
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5% 5/15/2033 (Assured Guaranty Inc Insured)	1,380,000	1,554,923
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5% 5/15/2034 (Assured Guaranty Inc Insured)	1,150,000	1,289,624
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5% 5/15/2035 (Assured Guaranty Inc Insured)	1,240,000	1,382,339
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5% 5/15/2036 (Assured Guaranty Inc Insured)	1,400,000	1,551,827
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5% 5/15/2037 (Assured Guaranty Inc Insured)	1,000,000	1,102,051
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5% 5/15/2038 (Assured Guaranty Inc Insured)	1,035,000	1,133,430
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5% 5/15/2039 (Assured Guaranty Inc Insured)	1,200,000	1,308,552
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5% 5/15/2040 (Assured Guaranty Inc Insured)	1,400,000	1,520,976
San Antonio TX Elec & Gas Rev 5% 2/1/2032	1,180,000	1,210,949
San Antonio TX Elec & Gas Rev 5% 2/1/2034	1,415,000	1,449,481
San Antonio TX Elec & Gas Rev Series 2024D, 5% 2/1/2049	2,055,000	2,130,753
San Antonio TX Elec & Gas Rev Series 2025A, 3.2% tender 2/1/2055 (b)	12,525,000	12,513,464
San Antonio TX Elec & Gas Rev Series 2026A, 3.15% tender 2/1/2055 (b)	2,865,000	2,841,517
TOTAL ELECTRIC UTILITIES		48,707,563
General Obligations - 3.6%
Aldine TX Indpt Sch Dist Series 2024, 5% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	1,020,000	1,139,627
Alvin Tex Indpt Sch Dist Series 2024, 5% 2/15/2032 (Permanent Sch Fund of Texas Guaranteed)	1,000,000	1,117,444
Alvin Tex Indpt Sch Dist Series 2024, 5% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed)	1,000,000	1,127,743
Bexar Cnty TX Gen. Oblig. Series 2016, 3% 6/15/2041	2,090,000	1,799,344
Bryan TX (Bryan Tex Proj.) Gen. Oblig. 2.125% 8/15/2034	740,000	652,031
Caddo Mills TX Indpt Sch Dist 3% 8/15/2043 (Permanent Sch Fund of Texas Guaranteed)	1,010,000	855,807
City of Coppell TX Gen. Oblig. Series 2020, 1.375% 2/1/2035	1,470,000	1,168,051
City of Frisco TX Gen. Oblig. 2% 2/15/2041	645,000	477,249
City of Waco TX Gen. Oblig. 2.125% 2/1/2035	1,230,000	1,073,240
City of Waco TX Gen. Oblig. 2.25% 2/1/2036	1,610,000	1,391,413
Clear Creek Independent School District Series 2021, 3% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	1,750,000	1,587,003
Comal Tex Indpt Sch Dist 3% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	3,950,000	3,652,952
Comal Tex Indpt Sch Dist Series 2020, 1.625% 2/1/2032 (Permanent Sch Fund of Texas Guaranteed)	1,945,000	1,711,593
Conroe TX Isd Series 2024, 5% 2/15/2036 (Permanent Sch Fund of Texas Guaranteed)	2,785,000	3,147,025
Conroe TX Isd Series 2024, 5% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	4,950,000	5,559,484
Conroe TX Isd Series 2024, 5% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	2,195,000	2,451,999
Conroe TX Isd Series 2026, 5% 2/15/2042 (Permanent Sch Fund of Texas Guaranteed)	2,520,000	2,770,275
Conroe TX Isd Series 2026, 5% 2/15/2043 (Permanent Sch Fund of Texas Guaranteed)	2,425,000	2,648,316
Conroe TX Isd Series 2026, 5% 2/15/2045 (Permanent Sch Fund of Texas Guaranteed)	3,835,000	4,117,457
Conroe TX Isd Series 2026, 5% 2/15/2046 (Permanent Sch Fund of Texas Guaranteed)	6,000,000	6,382,580
Corpus Christi TX Isd Series 2017 A, 3% 8/15/2044 (Permanent Sch Fund of Texas Guaranteed)	1,000,000	819,157
County of Collin TX Gen. Oblig. Series 2022, 4% 2/15/2039	1,275,000	1,298,722
Dalhart Tex Gen. Oblig. Series 2020, 3.125% 2/15/2045	510,000	414,360
Dallas TX ISD 5% 2/15/2030 (Permanent Sch Fund of Texas Guaranteed)	3,855,000	4,186,122
Dallas TX ISD Series 2026B, 5% tender 2/15/2056 (Permanent Sch Fund of Texas Guaranteed) (b)	5,025,000	5,391,062
Deer Pk Tex Gen. Oblig. Series 2021, 4% 3/15/2041	400,000	402,278
Del Mar TX College Dist Gen. Oblig. Series 2020 A, 3% 8/15/2045	2,620,000	2,054,032
Dimmitt TX Indpt Sch Dist 3% 2/15/2045 (Permanent Sch Fund of Texas Guaranteed)	1,805,000	1,469,918
El Paso Tex Gen. Oblig. Series 2024, 5% 8/15/2032	500,000	557,992
El Paso Tex Gen. Oblig. Series 2024, 5% 8/15/2034	545,000	619,264
Everman TX Indpt Sch Dist Series 2020, 3% 2/15/2045 (Permanent Sch Fund of Texas Guaranteed)	5,280,000	4,287,136
Fort Bend Grand Parkway Toll Road Authority (Fort Bend County TX Proj.) Series 2021, 3% 3/1/2046	1,600,000	1,262,116
Fort Worth Tex Indpt Sch Dist Series 2019 A, 2.375% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed)	610,000	567,345
Frenship TX Indpt Sch Dist Series 2021 A, 3% 2/15/2041 (Permanent Sch Fund of Texas Guaranteed)	1,000,000	877,762
Georgetown TX Gen. Oblig. Series 2021A, 2.5% 8/15/2041	1,490,000	1,192,754
Greenville Tex Gen. Oblig. 2% 2/15/2033 (Build America Mutual Assurance Co Insured)	1,055,000	932,281
Harris County Municipal Utility District No 82 Gen. Oblig. Series 2019, 3% 4/1/2042 (Build America Mutual Assurance Co Insured)	225,000	184,806
Harris County Municipal Utility District No 82 Gen. Oblig. Series 2019, 3% 4/1/2043 (Build America Mutual Assurance Co Insured)	225,000	181,477
Houston TX Gen. Oblig. 5.25% 3/1/2049	3,710,000	3,939,319
Hutto TX Indpt Sch Dist Series 2021C, 3% 8/1/2040 (Permanent Sch Fund of Texas Guaranteed)	1,000,000	888,026
Inverness Forest Impt Dist Tex Gen. Oblig. Series 2022, 3% 3/1/2042 (Assured Guaranty Inc Insured)	420,000	343,138
Kaufman Cnty Mun Util Dist 6 Gen. Oblig. Series 2021, 2.25% 9/1/2046 (Assured Guaranty Inc Insured)	2,720,000	1,804,804
Lamar TX Isd Series 2021, 3% 2/15/2056 (Permanent Sch Fund of Texas Guaranteed)	2,000,000	1,396,971
Lubbock Cooper Tex Indpt Sch Dist Series 2021, 3% 2/15/2046 (Permanent Sch Fund of Texas Guaranteed)	1,120,000	886,141
Mansfield TX Gen. Oblig. 2.125% 2/15/2034	1,355,000	1,223,536
Mansfield TX Gen. Oblig. 2.375% 2/15/2036	850,000	756,421
Montgomery Cnty Mud 127 Gen. Oblig. Series 2020, 2.375% 9/1/2046 (Assured Guaranty Inc Insured)	450,000	292,616
Northwest Tex Indpt Sch Dist Series 2023, 5% 2/15/2040 (Permanent Sch Fund of Texas Guaranteed)	4,000,000	4,301,740
Northwest Tex Indpt Sch Dist Series 2023, 5% 2/15/2041 (Permanent Sch Fund of Texas Guaranteed)	5,500,000	5,891,404
Peaster Tex Indpt Sch Dist Series 2021, 3% 8/15/2041 (Permanent Sch Fund of Texas Guaranteed)	1,060,000	933,465
Prosper Tex Indpt Sch Dist 3% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	1,585,000	1,471,064
Prosper Tex Indpt Sch Dist 5% 2/15/2047 (Permanent Sch Fund of Texas Guaranteed)	5,415,000	5,698,865
Prosper Tex Indpt Sch Dist Series 2024, 5% 2/15/2041 (Permanent Sch Fund of Texas Guaranteed)	4,220,000	4,600,871
Prosper Tex Indpt Sch Dist Series 2024, 5% 2/15/2042 (Permanent Sch Fund of Texas Guaranteed)	2,770,000	3,000,461
Prosper TX Gen. Oblig. 2.5% 2/15/2040	2,280,000	1,844,799
Round Rock TX Indpt Sch Dist Series 2016, 3% 8/1/2041 (Permanent Sch Fund of Texas Guaranteed)	785,000	687,642
Sienna Plantation Levee Impt Dist TX Fort Bend Cnty Gen. Oblig. 3.25% 9/1/2043 (Assured Guaranty Inc Insured)	1,000,000	879,232
Sinton Tex Indpt Sch Dist Series 2021, 2% 8/15/2046 (Permanent Sch Fund of Texas Guaranteed)	2,555,000	1,602,335
Southwest Tex Indpt Sch Dist Series 2019, 3% 2/1/2044 (Permanent Sch Fund of Texas Guaranteed)	3,000,000	2,488,492
Texas Municipal Gas Acquisition & Supply Corp V Series 2026, 5% 4/1/2036 (Citigroup Inc Guaranteed) (d)	11,685,000	12,173,974
Throckmorton Tex Collegiate Indpt Sch Dist Series 2021, 3% 8/15/2046 (Permanent Sch Fund of Texas Guaranteed)	770,000	605,993
Viridian Mun Mgmt Dist Tex Gen. Oblig. Series 2019, 3% 12/1/2042 (Build America Mutual Assurance Co Insured)	3,180,000	2,480,975
Viridian Mun Mgmt Dist Tex Gen. Oblig. Series 2019, 3% 12/1/2042 (Build America Mutual Assurance Co Insured)	2,405,000	1,876,335
Wharton TX Indpt Sch Dist 2.125% 2/15/2045 (Permanent Sch Fund of Texas Guaranteed)	1,410,000	949,034
Wichita Falls TX Indpt Sch Dis Series 2021, 1.625% 2/1/2032 (Permanent Sch Fund of Texas Guaranteed)	2,475,000	2,206,711
Willis TX Indpt Sch Dist 2% 2/15/2041 (Permanent Sch Fund of Texas Guaranteed)	1,000,000	740,059
TOTAL GENERAL OBLIGATIONS		137,493,640
Health Care - 0.3%
Harris Cnty TX Cultural Ed Facs Fin Corp Med Facs Rev (Baylor College of Medicine Proj.) Series 2024A, 5% 5/15/2029	2,785,000	2,932,245
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2033	995,000	996,514
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2034	1,575,000	1,577,156
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Baylor Scott & White Health Proj.) Series 2026F, 5% tender 11/15/2055 (b)	2,365,000	2,570,108
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Baylor Scott & White Health Proj.) Series 2026G, 5% tender 11/15/2055 (b)	3,455,000	3,805,328
TOTAL HEALTH CARE		11,881,351
Housing - 0.5%
Texas Dept Hsg & Cmnty Affrs Res Mtg Rev (TX Residential Mortgage Proj.) Series 2023B, 6% 1/1/2054	3,795,000	4,154,724
Texas Dept Hsg & Cmnty Affrs Res Mtg Rev 5.15% 7/1/2055	4,465,000	4,555,358
Texas St Dept Hsg & Cmnty Affairs Multifamily Hsg Rev Series 2019, 2.95% 7/1/2036	3,311,885	2,984,283
Texas St Dept Hsg & Cmnty Sfr (TX Single Family Mortgage Proj.) 3.5% 3/1/2051	1,660,000	1,650,653
Texas St Dept Hsg & Cmnty Sfr (TX Single Family Mortgage Proj.) Series 2019 A, 4% 3/1/2050	1,545,000	1,558,674
Texas St Dept Hsg & Cmnty Sfr (TX Single Family Mortgage Proj.) Series 2021 A, 1.85% 9/1/2036	1,485,000	1,201,996
Texas St Dept Hsg & Cmnty Sfr Series 2023 C, 6% 3/1/2054	2,675,000	2,929,368
TOTAL HOUSING		19,035,056
Special Tax - 0.5%
Dallas TX Rapid Transit Sales Tax Rev 3% 12/1/2047	1,850,000	1,408,723
Dallas TX Rapid Transit Sales Tax Rev Series 2020 A, 5% 12/1/2045	1,355,000	1,410,414
Texas State Gen. Oblig. 2.8% tender 10/1/2041 (b)	8,090,000	8,046,505
Texas Transn Commn St Hwy Fund Rev Series 2024, 5% 10/1/2033	8,820,000	10,010,575
TOTAL SPECIAL TAX		20,876,217
Transportation - 3.0%
Central TX Regl Mobility Auth Rev Series 2020 A, 5% 1/1/2049	3,720,000	3,782,638
Central TX Regl Mobility Auth Rev Series 2020 B, 5% 1/1/2045	1,650,000	1,697,116
City of Houston TX Airport System Revenue Series 2018D, 5% 7/1/2029	1,795,000	1,883,797
City of Houston TX Airport System Revenue Series 2018D, 5% 7/1/2030	2,360,000	2,477,739
City of Houston TX Airport System Revenue Series 2018D, 5% 7/1/2031	2,125,000	2,227,810
City of Houston TX Airport System Revenue Series 2018D, 5% 7/1/2032	1,890,000	1,978,579
Dallas Fort Worth International Airport 5% 11/1/2038	2,750,000	3,027,420
Dallas Fort Worth International Airport Series 2020 B, 4% 11/1/2034	3,220,000	3,307,055
Fort Bend Cnty TX Toll Rd Rev Series 2025, 5% 3/1/2042 (Assured Guaranty Inc Insured)	1,500,000	1,631,103
Fort Bend Cnty TX Toll Rd Rev Series 2025, 5% 3/1/2043 (Assured Guaranty Inc Insured)	1,375,000	1,487,209
Fort Bend Cnty TX Toll Rd Rev Series 2025, 5% 3/1/2044 (Assured Guaranty Inc Insured)	2,500,000	2,688,622
Fort Bend Cnty TX Toll Rd Rev Series 2025, 5.25% 3/1/2050 (Assured Guaranty Inc Insured)	3,585,000	3,773,886
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2018 A, 5% 10/1/2036	4,720,000	4,881,132
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2018 A, 5% 10/1/2043	5,195,000	5,324,080
Grand Parkway Transportation Corp Series 2020 C, 4% 10/1/2049	2,740,000	2,466,706
Harris Cnty Tex Toll Rd Rev (Harris County Toll Road Auth Proj.) Series 2018 A, 5% 8/15/2033	1,890,000	1,955,971
Harris Cnty Tex Toll Rd Rev (Harris County Toll Road Auth Proj.) Series 2024 A, 5.25% 8/15/2049	3,570,000	3,779,833
Harris Cnty Tex Toll Rd Rev (Harris County Toll Road Auth Proj.) Series 2024 A, 5.25% 8/15/2054	5,200,000	5,457,497
North TX Twy Auth Rev 0% 1/1/2029 (Assured Guaranty Inc Insured) (g)	14,265,000	13,205,376
North TX Twy Auth Rev 0% 1/1/2035 (Assured Guaranty Inc Insured) (g)	11,270,000	8,371,761
North TX Twy Auth Rev 3% 1/1/2046	4,000,000	3,185,827
North TX Twy Auth Rev 3% 1/1/2051	10,685,000	7,868,549
North TX Twy Auth Rev 5% 1/1/2033	1,415,000	1,434,219
North TX Twy Auth Rev 5% 1/1/2034	945,000	957,100
North TX Twy Auth Rev 5% 1/1/2035	1,225,000	1,239,992
North TX Twy Auth Rev 5% 1/1/2037	970,000	980,657
North TX Twy Auth Rev Series 2024A, 5% 1/1/2035	655,000	738,161
North TX Twy Auth Rev Series 2024A, 5% 1/1/2036	1,420,000	1,590,726
North TX Twy Auth Rev Series 2024A, 5% 1/1/2045	1,070,000	1,144,135
North TX Twy Auth Rev Series 2024A, 5.25% 1/1/2042	1,025,000	1,132,914
North TX Twy Auth Rev Series 2024B, 5% 1/1/2035	3,055,000	3,429,590
North TX Twy Auth Rev Series 2024B, 5% 1/1/2036	1,480,000	1,651,550
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 12/31/2036	1,920,000	1,909,817
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 12/31/2037	3,775,000	3,724,616
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 6/30/2037	2,830,000	2,803,620
Texas Transportation Finance Corp (Sh 288 Tollroad Proj.) 5.25% 10/1/2050 (Texas State Guaranteed)	3,650,000	3,888,296
Texas Transportation Finance Corp (Sh 288 Tollroad Proj.) Series 2025A, 5.5% 10/1/2055 (Texas State Guaranteed)	2,055,000	2,212,640
TOTAL TRANSPORTATION		115,297,739
Water & Sewer - 0.5%
City of El Paso TX Water & Sewer Revenue Series 2023, 5.25% 3/1/2049	5,215,000	5,479,850
Corpus Christi TX Util Sys Rev Series 2020A, 3% 7/15/2050	8,800,000	6,305,284
Gulf Coast Wtr Auth Tex Contract Rev Series 2021, 3% 8/15/2041	405,000	347,264
Houston TX Util Sys Rev 4% 11/15/2043	3,145,000	3,071,074
Texas Wtr Dev Brd Series 2019 A, 3% 10/15/2034	1,175,000	1,135,069
Texas Wtr Dev Brd Series 2021, 2.5% 10/15/2039	2,000,000	1,662,882
TOTAL WATER & SEWER		18,001,423
TOTAL TEXAS		384,776,997
Utah - 1.1%
General Obligations - 0.1%
Canyons School District Series 2021A, 1.375% 6/15/2033	3,875,000	3,262,697
Weber Sch Dist Utah 2.375% 6/15/2036	730,000	640,203
TOTAL GENERAL OBLIGATIONS		3,902,900
Housing - 0.0%
Utah Hsg Corp Series 2021E(G2), 2% 4/21/2051	504,534	400,462
Special Tax - 0.2%
Mida Mountain Village Public Infrastructure District Series 2024 2, 6% 6/15/2054 (c)	2,410,000	2,479,651
Point Phase 1 Public Infrastructure District No 1 Series 2025A1, 6.125% 3/1/2055	4,061,000	4,226,996
TOTAL SPECIAL TAX		6,706,647
Transportation - 0.8%
Salt Lake City UT Arpt Rev 5% 7/1/2046	5,225,000	5,419,248
Salt Lake City UT Arpt Rev 5% 7/1/2051	21,060,000	21,452,933
Salt Lake City UT Arpt Rev Series 2017B, 5% 7/1/2034	1,550,000	1,583,819
Salt Lake City UT Arpt Rev Series 2017B, 5% 7/1/2035	1,415,000	1,444,382
Salt Lake City UT Arpt Rev Series 2017B, 5% 7/1/2036	1,415,000	1,442,788
Salt Lake City UT Arpt Rev Series 2017B, 5% 7/1/2037	945,000	962,604
TOTAL TRANSPORTATION		32,305,774
TOTAL UTAH		43,315,783
Vermont - 0.1%
Education - 0.1%
Vermont Edl & Hlth Bldgs Fin Agy (Champlain College Proj.) 5% 10/15/2041	2,265,000	1,936,247
Vermont Edl & Hlth Bldgs Fin Agy (Champlain College Proj.) 5% 10/15/2046	2,645,000	2,076,426
TOTAL VERMONT		4,012,673
Virginia - 1.1%
Electric Utilities - 0.0%
Halifax Cnty VA Indl Dev Auth Pollution Ctl Rev (Virginia Electric And Power Co Proj.) 3.8% tender 12/1/2041 (b)	2,570,000	2,590,643
General Obligations - 0.9%
City of Chesapeake VA Gen. Oblig. Series 2020 A, 5% 8/1/2034	1,120,000	1,218,715
City of Chesapeake VA Gen. Oblig. Series 2020 A, 5% 8/1/2035	1,230,000	1,332,144
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2021 A, 4% 2/1/2035	16,100,000	16,508,433
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2023 A, 5% 2/1/2037	2,750,000	3,045,285
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2023 B, 5% 2/1/2034	6,750,000	7,622,008
Virginia Comwlth Transn Brd Trust 5% 5/15/2032 (Virginia St Proj.) 5% 5/15/2032	450,000	465,454
Virginia Comwlth Transn Brd Trust 5% 5/15/2032 (Virginia St Proj.) 5% 5/15/2033	1,890,000	1,952,171
Virginia St Pub Sch Auth Spl Oblig Stafford Cnty (County of Stafford VA Proj.) Series 2023, 5% 8/1/2038	2,810,000	3,126,774
TOTAL GENERAL OBLIGATIONS		35,270,984
Health Care - 0.2%
Arlington Cnty VA Ida Hosp Fac (Virginia Hosp Ctr Arl Hlth Sys Proj.) Series 2023 A, 5% tender 7/1/2053 (b)	1,280,000	1,367,101
Lynchburg Economic Development Authority (Centra Health Proj.) Series 2021, 3% 1/1/2051	2,010,000	1,432,447
Roanoke VA Economic Dev Auth Hosp Rev (Carilion Health System Proj.) Series 2020 A, 3% 7/1/2045	1,000,000	773,048
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 3% 6/15/2029	350,000	348,033
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 5% 6/15/2028	945,000	947,282
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 5% 6/15/2036	945,000	946,762
TOTAL HEALTH CARE		5,814,673
TOTAL VIRGINIA		43,676,300
Washington - 3.0%
Education - 0.5%
University Wash Univ Revs Series 2024A, 5% 4/1/2035	3,750,000	4,280,155
University Wash Univ Revs Series 2024A, 5% 4/1/2036	2,255,000	2,555,205
University Wash Univ Revs Series 2024A, 5% 4/1/2037	3,750,000	4,223,814
University Wash Univ Revs Series 2024A, 5% 4/1/2038	750,000	840,162
University Wash Univ Revs Series 2024A, 5% 4/1/2039	700,000	780,046
Washington St Higher Ed Facs (Gonzaga University Proj.) Series 2019 A, 3% 4/1/2049	3,265,000	2,434,782
Washington St Higher Ed Facs (Whitman College Proj.) Series 2024, 4% 1/1/2043	4,390,000	4,218,354
TOTAL EDUCATION		19,332,518
Electric Utilities - 0.1%
Chelan Cnty WA Pub Col River 0% 6/1/2028 (National Public Finance Guarantee Corporation Insured) (g)	1,395,000	1,309,167
Tacoma WA Elec Sys Rev Series 2017, 5% 1/1/2037	945,000	955,015
Tacoma WA Elec Sys Rev Series 2017, 5% 1/1/2038	945,000	954,440
TOTAL ELECTRIC UTILITIES		3,218,622
General Obligations - 0.4%
King Cnty WA Gen. Oblig. 2% 1/1/2037	535,000	441,610
Pierce Cnty WA Gen. Oblig. 2.35% 7/1/2033	3,795,000	3,511,997
State of Washington Gen. Oblig. Series 2017D, 5% 2/1/2033	1,985,000	2,017,074
State of Washington Gen. Oblig. Series 2021 A, 5% 8/1/2035	1,000,000	1,078,517
State of Washington Gen. Oblig. Series 2024 D, 5% 6/1/2042	1,985,000	2,175,047
State of Washington Gen. Oblig. Series R 2017A, 5% 8/1/2028	890,000	895,522
State of Washington Gen. Oblig. Series R 2017A, 5% 8/1/2030	890,000	895,319
State of Washington Gen. Oblig. Series R 2021A, 5% 6/1/2035	4,000,000	4,305,206
TOTAL GENERAL OBLIGATIONS		15,320,292
Health Care - 1.6%
WA St Hsg Fin Commission (Horizon House Proj.) Series 2025A, 4.875% 1/1/2036	660,000	660,009
WA St Hsg Fin Commission (Horizon House Proj.) Series 2025A, 6% 1/1/2046	1,830,000	1,871,777
WA St Hsg Fin Commission (Horizon House Proj.) Series 2025A, 6.25% 1/1/2056	4,575,000	4,624,748
WA St Hsg Fin Commission (Horizon House Proj.) Series 2025A, 6.25% 1/1/2061	4,210,000	4,242,269
WA St Hsg Fin Commission (Humangood National Obligated Grp Proj.) 5% 7/1/2033 (c)	325,000	327,323
WA St Hsg Fin Commission (Humangood National Obligated Grp Proj.) 5% 7/1/2038 (c)	100,000	100,280
WA St Hsg Fin Commission (Humangood National Obligated Grp Proj.) 5% 7/1/2048 (c)	300,000	278,489
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) 5% 8/15/2029	2,125,000	2,176,348
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) 5% 8/15/2030	945,000	966,898
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2019 A 1, 5% 8/1/2034	1,790,000	1,875,836
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2019 A 1, 5% 8/1/2037	945,000	981,588
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2035	2,695,000	2,816,460
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2039	1,055,000	1,090,379
Washington St Health Care Facs Auth Rev (Multicare Health System, WA Proj.) Series 2017B, 4% 8/15/2041	3,590,000	3,435,459
Washington St Health Care Facs Auth Rev (Multicare Health System, Wa Proj.) Series 2025 B, 5% tender 8/15/2055 (b)	10,000,000	10,582,585
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2029	380,000	390,112
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2031	810,000	829,959
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2034	2,495,000	2,547,403
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2035	2,220,000	2,263,338
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2036	2,125,000	2,163,121
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2042	8,705,000	8,788,409
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) Series 2018 B, 5% 10/1/2030	1,135,000	1,188,385
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) Series 2018 B, 5% 10/1/2031	1,415,000	1,479,542
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) Series 2018 B, 5% 10/1/2032	975,000	1,018,141
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) Series 2018 B, 5% 10/1/2033	2,360,000	2,461,571
TOTAL HEALTH CARE		59,160,429
Housing - 0.1%
King Cnty Wash Hsg Auth Affordable Hsg Rev 4.625% 1/1/2041	3,480,000	3,581,841
Special Tax - 0.3%
Washington St Convention Ctr Pub Facs Dist Series 2021, 3% 7/1/2043	950,000	776,254
Washington St Convention Ctr Pub Facs Dist Series 2021, 4% 7/1/2031	11,755,000	12,019,998
TOTAL SPECIAL TAX		12,796,252
TOTAL WASHINGTON		113,409,954
West Virginia - 0.1%
Electric Utilities - 0.0%
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Appalachian Power Co Proj.) Series 2015A, 3.375% tender 3/1/2040 (b)	980,000	989,569
Health Care - 0.1%
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, WV Proj.) Series 2018 A, 5% 1/1/2033	1,735,000	1,747,344
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, WV Proj.) Series 2018 A, 5% 1/1/2043	1,105,000	1,049,150
TOTAL HEALTH CARE		2,796,494
TOTAL WEST VIRGINIA		3,786,063
Wisconsin - 1.5%
Education - 0.0%
Public Fin Auth WI Revenue (Roseman Univ of Hlth Sciences Proj.) Series 2020, 5% 4/1/2050 (c)	985,000	919,464
Escrowed/Pre-Refunded - 0.0%
Public Fin Auth WI Revenue Series 2020, 5% 4/1/2050 (Pre-refunded to 4/1/2030 at 100) (c)	100,000	107,811
Wisconsin St Health & Edl Facs Auth Rev Series 2013 B 2, 4% 11/15/2043 (Pre-refunded to 11/15/2028 at 100)	190,000	196,865
TOTAL ESCROWED/PRE-REFUNDED		304,676
General Obligations - 0.6%
Howard Suamico WI Scd 2% 3/1/2038	1,165,000	908,638
Kohler Wis Sch Dist 2% 3/1/2038	620,000	476,666
Mauston Wis Sch Dist 1.8% 3/1/2037 (Assured Guaranty Inc Insured)	2,840,000	2,097,151
New Richmond Wis Sch Dist 4% 4/1/2042	6,955,000	6,882,804
New Richmond Wis Sch Dist 5% 4/1/2036	1,705,000	1,869,868
New Richmond Wis Sch Dist 5% 4/1/2037	2,200,000	2,385,492
New Richmond Wis Sch Dist 5% 4/1/2038	2,200,000	2,393,781
Oshkosh WI Gen. Oblig. Series 2021 A, 2% 6/1/2035	240,000	196,661
Westosha Cent High Sch Dist Wis 1.75% 3/1/2034	1,850,000	1,560,393
Westosha Cent High Sch Dist Wis 2% 3/1/2041	1,575,000	1,119,642
Wisconsin Rapids School District Series 2021, 2% 4/1/2036	1,110,000	891,079
Wisconsin St Gen. Oblig. Series 2025 1, 5% 5/1/2033	1,390,000	1,580,589
TOTAL GENERAL OBLIGATIONS		22,362,764
Health Care - 0.6%
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) 3% 6/1/2045	3,000,000	2,322,770
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) 4% 6/1/2045	1,430,000	1,308,102
Public Fin Auth WI Hosp Rev (WakeMed Proj.) 5% 10/1/2044	1,270,000	1,291,341
Public Fin Auth WI Revenue (Bayhealth Medical Center Inc Proj.) Series 2021 A, 3% 7/1/2050	4,070,000	2,933,214
Public Finance Authority (Blue Ridge Healthcare Proj.) Series 2020 A, 4% 1/1/2045	1,415,000	1,298,889
Wisconsin Health & Educational Facilities Authority (Medical College of WI Inc Proj.) Series 2016, 4% 12/1/2046	2,785,000	2,596,701
Wisconsin St Health & Edl Facs Auth Rev (Advocate Health Care Network Proj.) 5% tender 8/15/2054 (b)	1,960,000	2,081,516
Wisconsin St Health & Edl Facs Auth Rev (Advocate Health Care Network Proj.) Series 2018C 4, 5% tender 8/15/2054 (b)	1,355,000	1,435,278
Wisconsin St Health & Edl Facs Auth Rev (Ascension Health Credit Group Proj.) Series 2013 B 2, 4% 11/15/2043	2,290,000	2,209,011
Wisconsin St Health & Edl Facs Auth Rev (Gundersen Clinic - LA Crosse Proj.) Series 2021 A, 3% 10/15/2038	1,385,000	1,229,728
Wisconsin St Health & Edl Facs Auth Rev (Gundersen Clinic - LA Crosse Proj.) Series 2021 A, 3% 10/15/2039	720,000	628,286
Wisconsin St Health & Edl Facs Auth Rev (Sanford Health, SD Proj.) Series 2024 A, 5.5% 2/15/2054	1,375,000	1,429,463
TOTAL HEALTH CARE		20,764,299
Industrial Development - 0.3%
Public Fin Auth WI Revenue (Mclemore Hotel Proj.) Series 2021 A, 4.5% 6/1/2056 (c)	12,205,000	9,391,053
Public Fin Auth WI Revenue (Mclemore Hotel Proj.) Series 2021 B, 6.5% 6/1/2056 (c)	3,990,000	3,032,400
TOTAL INDUSTRIAL DEVELOPMENT		12,423,453
TOTAL WISCONSIN		56,774,656
TOTAL MUNICIPAL SECURITIES (Cost $3,688,430,770)		3,647,025,007

Money Market Funds - 4.6%
	Yield (%)	Shares	Value ($)
Fidelity Tax-Free Cash Central Fund (j)(k) (Cost $174,695,947)	3.50	174,627,941	174,697,792

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $3,863,126,717)	3,821,722,799
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(13,694,764)
NET ASSETS - 100.0%	3,808,028,035

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $51,927,424 or 1.4% of net assets.

(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)	Zero coupon bond which is issued at a discount.
(h)	Level 3 security.
(i)	Non-income producing - Security is in default.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Tax-Free Cash Central Fund	319,656,382	113,646,446	258,605,036	1,408,139	-	-	174,697,792	174,627,941	6.3%
Total	319,656,382	113,646,446	258,605,036	1,408,139	-	-	174,697,792

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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